                                                                                                 File No. 333-64708

As filed on July 12, 2001

                                              U.S. SECURITIES AND EXCHANGE COMMISSION

                                                        Washington, DC 20549

                                                             FORM N-14
                                    REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 |X|
                                                  Pre-Effective Amendment No. |_|
                                                  Post-Effective Amendment No. |_|
                                                  (Check appropriate box or boxes)

                                                       American Skandia Trust
                                         (Exact Name of Registrant as Specified in Charter)

                                                           (203) 926-1888
                                                  (Area Code and Telephone Number)

                                                        One Corporate Drive
                                                         Shelton, CT 06484
                                              Address of Principal Executive Offices:
                                              (Number, Street, City, State, Zip Code)

                                                     Edward P. Macdonald, Esq.
                                                 Secretary, American Skandia Trust
                                                        One Corporate Drive
                                                         Shelton, CT 06484
                                               Name and Address of Agent for Service:
                                           (Number and Street) (City) (State) (Zip Code)

                                                             Copies to:

                                                     Robert K. Fulton, Esquire
                                                Stradley Ronon Stevens & Young, LLP
                                                      2600 One Commerce Square
                                                    Philadelphia, PA 19103-7098

                                      Approximate Date of Proposed Public Offering: As soon as
                                  practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with the provisions of Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

Title of the securities being registered:  Shares of beneficial interest of the AST American Century International Growth
Portfolio of American Skandia Trust.  No filing fee is due because Registrant is relying on Section 24(f) of the Investment
Company Act of 1940, as amended.

[GRAPHIC OMITTED][GRAPHIC OMITTED]

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                                                     By voting on the Internet

It's fast, convenient and your vote is immediately confirmed and posted.  Just follow these easy steps:

1.       Read the accompanying Proxy Statement and ballot.

2.       Go to the www. AmericanSkandia.com website and look for the Vote link.

3.       Enter your 12-digit control number located on your proxy ballot.

4.       Follow the simple instructions.

American Skandia is preparing for the future.  The American Skandia website allows you to indicate your consent to future electronic delivery of shareholder communications (e.g. proxy statements, prospectuses, shareholder reports and transaction confirmations).  The benefits from Electronic Communications are passed along to you, the investor.  Electronic documents are:

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If you consent to electronic delivery, you will be notified, either by e-mail or through your quarterly statement, that a document is or will be available.  The documents will be attached to the e-mail or can be downloaded from www. americanskandia.com.
However, American Skandia is not required to make all communications electronic and may choose to deliver a paper copy of any document.

  The e-mail address you provide when voting on the Internet will allow us to contact you electronically in the future.  This information will not be provided to other parties and will only be used to support communications with American Skandia customers.

                                                                                                              American Skandia Life
                                                                                                              Assurance Corporation
                                                                                                                One Corporate Drive
                                                                                                                       P.O. Box 883
                                                                                                             Shelton, CT 06484-0883
                                                                                                           Telephone (203) 926-1888
                                                                                                                 Fax (203) 929-8071

August __, 2001

Dear Valued Customer,

As an American Skandia Life Assurance  Corporation  ("ASLAC")  contract owner or policy holder who  beneficially  owns shares of the
AST American Century  International Growth Portfolio II ("Portfolio II") of American Skandia Trust (the "Trust"),  you are cordially invited to a special meeting of the shareholders of Portfolio II to be held at the offices of ASLAC,  One Corporate Drive,  Shelton,
CT, on September __, 2001 at 10:00 a.m.

The special  meeting is very  important  to the future of  Portfolio  II. At the special  meeting,  shareholders  are being asked to approve or disapprove,  as more fully described in the attached  Prospectus/Proxy  Statement,  a Plan of  Reorganization  that would result in shares of Portfolio II that you  beneficially  own being  exchanged  for those of the AST American  Century  International
Growth  Portfolio  of the Trust  ("Portfolio  I" and,  together  with  Portfolio  II, the  "Portfolios").  The Trustees of the Trust
unanimously  recommend that you consider and approve this proposal.  If the  shareholders of Portfolio II approve the proposal,  you will  beneficially  own shares of Portfolio I equal in value to your  investment  in Portfolio  II. You will no longer own shares of
Portfolio II, and Portfolio II will no longer exist.

You will not have a taxable gain or loss on the exchange of your shares in the proposed transaction.

The Portfolios have  investment  objectives and policies that are  substantially  identical and have been managed in a substantially identical  manner  since  American  Century  Investment  Management,  Inc.  became the  sub-advisor  to Portfolio II on May 1, 2000.
Therefore,  American Skandia Investment  Services,  Incorporated,  the Portfolios'  investment manager,  believes that combining the assets of the  Portfolios is  appropriate  and that the single,  larger fund that would result from the  transaction  may be able to benefit from reduced trading costs and increased operational  efficiencies,  leading to reductions in the expenses that are borne by shareholders for the operation of Portfolio I.

Your vote is  important  no  matter  how large or small  your  holdings  are.  We urge you to read the  Prospectus/Proxy  Statement thoroughly and to indicate your voting  instructions  on the enclosed  Proxy  Card(s),  date and sign it, and return it promptly in the  envelope  provided to be received by American  Skandia on or before the close of business on September  __,  2001.  The shares that you  beneficially  own will be voted in accordance  with  instructions  received by that date. All shares of the Portfolio for which  instructions  are not received will be voted in the same proportion as the votes cast by contract owners on the proxy issues presented.

Any  questions  or  concerns  you may have  regarding  the  special  meeting  or the proxy  should be  directed  to your  financial representative.

Sincerely,

Gordon C. Boronow
President and Deputy Chief Executive Officer
American Skandia Life Assurance Corporation

                                                  SPECIAL MEETING OF SHAREHOLDERS
                                   OF THE AST AMERICAN CENTURY INTERNATIONAL GROWTH PORTFOLIO II
                                                                 OF
                                                       AMERICAN SKANDIA TRUST

                                                             To be held
                                                         September __, 2001

To the Shareholders of the AST American Century International Growth Portfolio II of American Skandia Trust:

         Notice is hereby given that a Special Meeting of Shareholders of the AST American  Century  International  Growth Portfolio
II ("Portfolio II") of American  Skandia Trust (the "Trust"),  will be held at One Corporate Drive,  Shelton,  Connecticut  06484 on
September __, 2001 at 10:00 a.m.  Eastern  Time,  or at such  adjourned  time as may be necessary to vote (the  "Meeting"),  for the following purposes:

         I.       To  approve  a Plan of  Reorganization  of the  Trust on  behalf  of  Portfolio  II and the AST  American  Century
International  Growth Portfolio of the Trust  ("Portfolio I"), that provides for the acquisition of substantially  all of the assets of Portfolio II in exchange for shares of Portfolio I, the  distribution  of such shares to the  shareholders  of Portfolio  II, and the complete liquidation and dissolution of Portfolio II.

II.      To transact such other business as may properly come before the Meeting or any adjournment thereof.

A copy of the Plan of Reorganization is attached as Exhibit A to the Prospectus/Proxy Statement.

         The matters referred to above are discussed in detail in the Prospectus/Proxy Statement attached to this Notice.  The
Board of Trustees has fixed the close of business on July __, 2001 as the record date for determining shareholders entitled to notice of, and to vote at, the Meeting, and only holders of record of shares at the close of business on that date are entitled to notice of, and to vote at, the Meeting.  Each share of Portfolio II is entitled to one vote on each proposal.

         You are cordially invited to attend the Meeting.  If you do not expect to attend,  you are requested to complete,  date and sign the  enclosed  form of proxy and return it promptly in the  envelope  provided for that  purpose.  Alternatively,  you may vote electronically  as described in the  Prospectus/Proxy  Statement.  The enclosed  proxy is being  solicited on behalf of the Board of
Trustees.

YOUR  VOTE IS  IMPORTANT.  IN ORDER TO AVOID THE  UNNECESSARY  EXPENSE  OF  FURTHER  SOLICITATION,  WE URGE YOU TO  INDICATE  VOTING
INSTRUCTIONS  ON THE  ENCLOSED  PROXY,  DATE AND SIGN IT, AND RETURN IT PROMPTLY IN THE  ENVELOPE  PROVIDED,  NO MATTER HOW LARGE OR
SMALL YOUR HOLDINGS MAY BE. YOU MAY REVOKE IT AT ANY TIME PRIOR TO ITS USE.  THEREFORE,  BY APPEARING AT A MEETING,  AND  REQUESTING
REVOCATION PRIOR TO THE VOTING, YOU MAY REVOKE THE PROXY AND YOU CAN THEN VOTE IN PERSON.

                                    By order of the Board of Trustees

                                    Edward P. Macdonald
                                    Secretary
                                    American Skandia Trust

August __, 2001

                                                     PROSPECTUS/PROXY STATEMENT
                                                         TABLE OF CONTENTS

                                                                                                               Page
                                                                                                               ----
Cover Page.................................................................................................   Cover

         Exhibit B - Prospectus for the AST American Century International Growth Portfolio
         and AST American Century International Growth Portfolio II
         of the Trust dated October 23, 2000 ...........................................................(enclosed)

                                                       AMERICAN SKANDIA TRUST
                                                        One Corporate Drive
                                                            P.O. Box 883
                                                     Shelton, Connecticut 06484

                                                     PROSPECTUS/PROXY STATEMENT
                                                       Dated August __, 2001

                      Acquisition of the Assets of the AST American Century International Growth Portfolio II

By and in exchange for shares of the AST American Century International Growth Portfolio

         This  Prospectus/Proxy  Statement solicits proxies to be voted at a Special Meeting (the "Meeting") of shareholders the AST
American  Century  International  Growth  Portfolio II  ("Portfolio  II") of American  Skandia  Trust (the  "Trust"),  to approve or disapprove a Plan of  Reorganization  (the  "Plan").  If  shareholders  of  Portfolio II vote to approve the Plan,  you will receive shares  of the  AST  American  Century  International  Growth  Portfolio  ("Portfolio  I"  and,  together  with  Portfolio  II,  the
"Portfolios")  of the Trust equal in value to your  investment in shares of Portfolio II.  Portfolio II will then be liquidated  and dissolved.

         The Meeting will be held at the offices of the Portfolios' investment manager,  American Skandia Investment Services,  Inc.
("ASISI"),  which are located at One Corporate Drive,  Shelton,  Connecticut 06484 on September __, 2001 at 10:00 a.m. Eastern time.
The Board of Trustees of the Trust is  soliciting  these  proxies on behalf of Portfolio II. This  Prospectus/Proxy  Statement  will first be sent to shareholders on or about August __, 2001.

         The Trust serves  primarily as an  underlying  mutual fund for  variable  annuity  contracts  and variable  life  insurance policies ("variable insurance products") issued by life insurance companies,  including American Skandia Life Assurance  Corporation
("ASLAC"),  an affiliate of ASISI.  ASLAC holds assets invested in these contracts and policies in various variable  accounts,  each of which is divided  into  sub-accounts  investing  exclusively  in a mutual fund or in a  portfolio  of a mutual  fund.  Therefore, variable annuity contract owners and variable life insurance  policy holders  ("Contractowners")  who have allocated their assets to the American Skandia Life Assurance  Corporation  Variable Account B are indirectly invested in Portfolio II through their contracts or policies and should consider themselves shareholders of Portfolio II for purposes of this Prospectus/Proxy Statement.

         The investment objective of Portfolio I is to seek capital growth, as is the investment objective of Portfolio II.

         This  Prospectus/Proxy  Statement gives the information  about the proposed  reorganization  and shares of Portfolio I that you should know before  investing.  You should retain it for future  reference.  Additional  information  about  Portfolio I and the proposed reorganization has been filed with the SEC and can be found in the following documents:

|_|      The  Prospectus  for the  Portfolios  dated May 1, 2001 is enclosed  with and  considered  a part of this  Prospectus/Proxy
     Statement.

|_|      A Statement of Additional  Information  (SAI) relating to this  Prospectus/Proxy  Statement dated August __, 2001, has been filed with the SEC and is incorporated by reference into this Prospectus/Proxy Statement.

         You may request a free copy of the SAI  relating  to this  Prospectus/Proxy  Statement  or other  documents  related to the
Trust without charge by calling 1-800-752-6342 or by writing to the Trust at the above address.

         The SEC has not approved or disapproved  these securities or passed upon the adequacy of this  Prospectus/Proxy  Statement.
Any representation to the contrary is a criminal offense.

         Mutual fund shares are not deposits or  obligations  of, or guaranteed or endorsed by, any bank, and are not insured by the
Federal Deposit Insurance  Corporation or any other U.S. government agency.  Mutual fund shares involve investment risks,  including the possible loss of principal.

SUMMARY

         This is only a summary of certain  information  contained  in this  Prospectus/Proxy  Statement.  You should  read the more complete information in the rest of this Prospectus/Proxy  Statement,  including the Plan (attached as Exhibit A) and the Prospectus for the Portfolios (enclosed as Exhibit B).

The Proposal.

         You are being asked to consider and approve a Plan of  Reorganization  that will have the effect of combining  Portfolio II and  Portfolio I of the Trust into a single  Portfolio.  If  shareholders  of Portfolio  II vote to approve the Plan,  the assets of
Portfolio II will be  transferred  to Portfolio I in exchange  for an equal value of shares of Portfolio I.  Shareholders  will have their  shares of  Portfolio  II  exchanged  for  Portfolio I shares of equal  dollar  value.  Portfolio  II will be  liquidated  and dissolved.  The proposed  reorganization  is referred to in this  Prospectus/Proxy  Statement as the  "Transaction."  As a result of the Transaction, you will cease to be a shareholder of Portfolio II and will become a shareholder of Portfolio I.

         For the reasons set forth in the "Reasons for the Transaction"  section,  the Board of Trustees of the Trust has determined that the  Transaction  is in the best  interests of the  shareholders  of Portfolio II and also  concluded that no dilution in value would result to the shareholders of either Portfolio as a result of the Transaction.

The Board of  Trustees  of the  Trust,  on behalf of both  Portfolio  II and  Portfolio  I, has  approved  the Plan and  unanimously recommends that you vote to approve the Plan.

Shareholder voting.

         Shareholders  who own shares of  Portfolio  II at the close of business on July __,  2000,  will be entitled to vote at the
Meeting,  and will be entitled to one vote for each full share and a fractional  vote for each  fractional  share that they hold. To approve the Transaction, a majority of the outstanding shares of Portfolio II must be voted in favor of the Plan.

         Please vote by proxy as soon as you receive this  Prospectus/Proxy  Statement.  You may place your vote by  completing  and signing the enclosed  proxy card or over the Internet.  If you vote by either of these methods,  your votes will be officially  cast at the Meeting by the persons appointed as proxies.

         You can revoke  your proxy or change  your  voting  instructions  at any time until the vote is taken at the  Meeting.  For more details about shareholder voting, see the "Voting Information" section of this Prospectus/Proxy Statement.

COMPARISONS OF SOME IMPORTANT FEATURES

The investment objectives and policies of the Portfolios.

         This section  describes the  investment  policies of Portfolio II and Portfolio I and the  differences  between them. For a complete  description  of the investment  policies and risks of Portfolio I, you should read the Prospectus for the Portfolios  that is enclosed with this Prospectus/Proxy Statement.

         The  investment  strategies of the Portfolio II and Portfolio I are  substantially  identical.  The  investment  objective, seeking capital growth,  is the same for both  Portfolios.  Both invest primarily in equity  securities of  international  companies that the  Portfolios'  sub-advisor  believes will increase in value over time.  The  sub-advisor  for the  Portfolios  uses a growth investment  strategy it developed that looks for companies with earnings and revenue  growth.  Ideally,  the  sub-advisor  looks for companies whose earnings and revenue growth are not only growing, but growing at an accelerating pace.

         The sub-advisor for the Portfolios  recognizes that, in addition to locating strong companies with  accelerating  earnings, the allocation of assets among different  countries and regions also is an important  factor in managing  international  portfolios.
For this reason, the sub-advisor  considers a number of other factors in making investment  selections,  including the prospects for relative economic growth among countries or regions,  economic or political conditions,  expected inflation rates, currency exchange fluctuations  and tax  considerations.  Under normal  conditions,  each  Portfolio  will invest at least 65% of its assets in equity securities of issuers from at least three countries outside the United States.

         The only differences in the investment policies of the Portfolios relate to certain "fundamental"  investment  restrictions
(i.e.,  restrictions  that  cannot be  changed  without  shareholder  approval).  For  example,  while the  Portfolios'  fundamental restrictions  regarding making loans are similar,  Portfolio II's restriction  specifically  permits the Portfolio to participate in an interfund  lending  program with other funds advised or sub-advised by the  sub-advisor.  Portfolio I's  restriction on borrowing specifically  allows it to enter into escrow and  collateral  arrangements  in connection  with  investment in interest rate futures contracts  and  related  option,  while  Portfolio  II's  restriction  on  borrowing  specifically  permits  it to engage in reverse repurchase  agreements  and make  other  investments  or  engage  in other  transactions  that may or may be  deemed  to  involve  a borrowing.  Portfolio I may not  purchase or sell real estate,  while a similar  restriction  for  Portfolio II allows it to acquire real  estate as a result of  ownership  of  securities  or other  instruments.  Conversely,  Portfolio  II may not  purchase or sell physical  commodities,  while the similar  restriction for Portfolio I allows it to acquire physical  commodities as a result of the ownership of securities or  instruments.  However,  none of these  differences in fundamental  investment  restrictions  has had any material effect on the day-to-day management of the Portfolios.

         Among  other  fundamental  investment  restrictions  that are  substantively  identical  for both  Portfolios  is that each
Portfolio  will not, with respect to 75% of its assets,  purchase the  securities  of any issuer if more than 5% of the  Portfolio's total assets would be invested in the  securities  of such issuer or if the  Portfolio  would hold more than 10% of the  outstanding voting  securities  of such  issuer.  The full  text of these  investment  restrictions  can be found in the  Trust's  Statement  of
Additional Information dated May 1, 2001, which is available upon request.

Risks of investing in the Portfolios.

         Like all  investments,  an  investment  in  either  Portfolio  involves  risk.  There is no  assurance  that  either of the
Portfolios  will  meet its  investment  objective.  As with any fund  investing  primarily  in equity  securities,  the value of the securities held by a Portfolio may decline.  These declines may be substantial.

         In addition,  because each  Portfolio  invests  primarily in equity  securities of foreign  issuers,  the Portfolios may be subject to a level of risk and share price fluctuation  higher than most funds that invest primarily in domestic  equities.  Foreign companies may be subject to greater  economic  risks than domestic  companies,  and foreign  securities are subject to certain risks relating to political,  regulatory  and market  structures  and events that domestic  securities are not subject to. To the extent a
Portfolio  invests in  securities of issuers in developing  countries,  the Portfolio may be subject to even greater  levels of risk and share price  fluctuation.  The value of each Portfolio is affected by changes in the exchange rates between  foreign  currencies and the U.S.  dollar.  While each  Portfolio  may enter into  forward  foreign  currency  exchange  contracts  to attempt to protect against adverse movements in exchange rates, there is no assurance that the use of such contracts will be successful.

         In addition,  each Portfolio may invest all or a substantial portion of its assets in cash or  investment-grade  short-term securities.  However,  while a Portfolio is in a defensive position,  the opportunity to achieve its investment objective of capital growth may be limited.

Management of the Trust and the Portfolios.

         ASISI, located at One Corporate Drive, Shelton,  Connecticut,  acts as investment manager to the Trust's various investment portfolios.  ASISI has served as  investment  manager  since  1992,  and  currently  serves as  investment  manager to a total of 70 investment  company  portfolios  (including  the  Portfolios).  ASISI is an indirect  wholly-owned  subsidiary of Skandia  Insurance
Company Ltd.  ("Skandia").  Skandia is a Swedish company that owns, directly or indirectly,  a number of insurance companies in many countries.

         The Trust's  Investment  Management  Agreements with ASISI (the  "Management  Agreements")  provide that ASISI will furnish each applicable  portfolio with investment  advice and  administrative  services subject to the supervision of the Board of Trustees and in conformity with the stated  policies of the applicable  portfolio.  ASISI has engaged  sub-advisors to conduct the investment programs  of each  portfolio,  including  the  purchase,  retention  and sale of  portfolio  securities.  As noted  above,  ASISI is responsible for monitoring the activities of the Sub-advisors and reporting on such activities to the Board of Trustees.

         ASISI has retained American Century Investment Management,  Inc. ("American Century"),  located at American Century Towers,
4500 Main Street,  Kansas City,  Missouri  64111,  to serve as  sub-advisor  for Portfolio II and Portfolio I. American  Century has
been providing  investment advisory services to investment  companies and institutional  clients since 1958, and as of June 30, 2001
American Century and its affiliates managed assets totaling approximately $93 billion.

         In general,  the Investment  Company Act of 1940 (the  "Investment  Company Act")  requires that all contracts  pursuant to which persons serve as investment  advisers  (including  sub-advisors)  to  investment  companies be approved by  shareholders.  The
Trust and ASISI,  however,  have obtained an exemption from the Securities and Exchange  Commission  that permits ASISI,  subject to approval  by the Board of  Trustees,  to change  sub-advisors  for the  Portfolios  and to enter into new  sub-advisory  agreements, without obtaining  shareholder  approval of the changes.  This exemption (which is similar to exemptions granted to other investment companies that are organized in a similar manner as the Trust) is intended to facilitate  the efficient  supervision  and management of the sub-advisors by ASISI and the Trustees.

         American  Century  utilizes a team of portfolio  managers,  assistant  portfolio  managers and analysts  acting together to manage each  Portfolio.  The portfolio  manager  members of the team  responsible  for the management of both  Portfolios are Henrik
Strabo and Mark S. Kopinski.  Mr. Strabo joined  American  Century in 1993 as an investment  analyst,  has been a portfolio  manager member of the  international  team since  1994,  and has managed  Portfolio I since its  inception  in 1996 and  Portfolio  II since
American  Century became the Portfolio's  sub-advisor.  Mr.  Kopinski,  Vice President and Portfolio  Manager for American  Century,
rejoined  American  Century in April 1997 and has  co-managed  Portfolio I since that time and Portfolio II since  American  Century became the Portfolio's sub-advisor.

         Under the  Management  Agreement  with  respect  to  Portfolio  II,  such  Portfolio  is  obligated  to pay ASISI an annual management  fee equal to 1.00% of its  average  daily net  assets.  Similarly,  under  the  Management  Agreement  with  respect  to
Portfolio  I, such  Portfolio is obligated  to pay ASISI an annual  management  fee equal to 1.00% of its average  daily net assets.
ASISI pays American  Century a portion of the management fee for the Portfolios for the performance of  sub-advisory  services at no additional cost to either Portfolio.  The sub-advisory fee rate for each Portfolio is the same.

The Distribution Plan.

         The Trust has adopted a Distribution Plan (the  "Distribution  Plan") under Rule 12b-1 under the Investment  Company Act to permit American Skandia  Marketing,  Inc. ("ASM"),  an affiliate of ASISI and ASLAC, to receive brokerage  commissions in connection with purchases and sales of securities held by the Trust's  portfolios,  and to use these  commissions to promote the sale of shares of the various  portfolios.  Under the Distribution Plan,  transactions for the purchase and sale of securities for either Portfolio may be directed to certain  brokers for execution  ("clearing  brokers")  who have agreed to pay part of the  brokerage  commissions received on these  transactions  to ASM for  "introducing"  transactions  to the clearing  broker.  In turn,  ASM uses the brokerage commissions received as an introducing broker to pay various distribution-related  expenses (such as advertising,  printing of sales materials,  and payments to  broker-dealers  who sell variable  insurance  products the premiums for which are invested in shares of the Trust), as well as to cover administrative costs associated with the operation of the Distribution Plan.

     Neither  Portfolio pays any type of fee or charge resulting from the Distribution  Plan that it would not otherwise pay, nor is it expected that the  brokerage  commissions  paid by a Portfolio  will be higher as the result of directing  commissions  under the
Distribution Plan than would otherwise be the case.

Fees and expenses.

         The following table  describes the fees and expenses that you may pay if you hold shares of the Portfolios,  as well as the projected  fees and expenses of the Portfolio  I after the  Transaction.  The  following  table does not reflect any fees and expenses of the variable insurance products through which Portfolio shares are purchased.

                                                                                              Portfolio I
                                                                                              -----------
                                                      Portfolio II         Portfolio I        After Transaction1
                                                      ------------         -----------        ------------------
Shareholder Fees
(fees paid directly from your investment)
   Maximum Sales Charge (Load)
     Imposed on Purchases.........................    None                 None               None
   Maximum Deferred Sales Charge (Load)...........    None                 None               None
   Maximum   Sales   Charge   (Load)    Imposed   on
     Reinvested Dividends.........................    None                 None               None
   Redemption Fee.................................    None                 None               None
   Exchange Fee...................................    None                 None               None

Annual Fund Operating Expenses
(expenses that are deducted from Portfolio assets)
       Management Fees............................    1.00%               1.00%              1.00%
       Estimated Distribution (12b-1) Fees2.......    0.00%               0.00%              0.00%
       Other Expenses.............................    0.26%               0.27%              0.24%
                                                      -----               -----              -----
       Total Annual Portfolio Operating Expenses..
                                                      1.26%               1.27%              1.24%
                                                      =====               =====              =====

1 Projected expenses based on current and anticipated Portfolio I expenses.

2 As discussed in greater detail above under "The  Distribution  Plan," the Trustees of the Trust have adopted a  Distribution  Plan under Rule 12b-1 to permit ASM to receive  brokerage  commissions  in connection  with  purchases  and sales of  securities  held by certain  portfolios  of the  Trust,  and to use  these  commissions  to  promote  the sale of shares  of the  portfolios.  While the brokerage  commission rates and amounts paid by a portfolio are not expected to increase as a result of the  Distribution  Plan, the staff of the Securities and Exchange  Commission takes the position that commission  amounts  received under the  Distribution  Plan should be reflected as distribution  expenses of the portfolio.  Although the Portfolios may do so in the future,  neither Portfolio directed commissions to ASM under the Distribution Plan during the fiscal year ended December 31, 2000.

Expense  Examples - These  examples  are  intended to help you  compare the cost of  investing  in each  Portfolio  with the cost of investing  in other  mutual  funds.  They assume  that you invest  $10,000,  that you  receive a 5% return  each year,  and that the
Portfolios'  total  operating  expenses  remain the same.  Although  your  actual  costs may be higher or lower,  based on the above assumptions your costs would be:

                                                     1 Year        3 Years         5 Years         10 Years
                                                     ------        -------         -------         --------
Portfolio II                                         $128          $400            $692            $1,523
Portfolio I                                          $129          $403            $697            $1,534
Projected Portfolio I (after Transaction)            $126          $393            $681            $1,500

Other key features of the Portfolios.

         Shares of each  portfolio  of the Trust are sold only to  separate  accounts  of  insurance  companies  for the  purpose of investing assets attributable to variable insurance products,  and to certain  tax-deferred  retirement plans. The separate accounts place  orders to  purchase  and redeem  shares of the Trust at their net asset value based on,  among  other  things,  the amount of premium  payments to be  invested  and the amount of  surrender  or transfer  requests  to be effected  that day under the  variable insurance  products.  There are no sales  commissions  charged on the purchase or sale of shares of the  Portfolios,  although sales charges may apply to transactions in the variable insurance products.

         Each Portfolio of the Trust complies with the  diversification  requirements of section 817(h) of the Internal Revenue Code of 1986, as amended (the "Code").  In general,  each Portfolio  declares and  distributes a dividend from its net investment  income annually,  and  distributes  any net realized long- and short-term  capital gains at least annually either during or after the close of the Portfolio's  fiscal year.  Distributions  are made to the various separate  accounts (not to  Contractowners)  in the form of additional shares (not in cash).

REASONS FOR THE TRANSACTION

         The Transaction  would be the second step in a two-step process that is intended to provide  shareholders with the benefits of, among other things, the increased efficiency of a larger Portfolio.

         Prior to May 1, 2000, Rowe  Price-Fleming  International,  Inc.,  served as sub-advisor to Portfolio II.  American  Century became the  sub-advisor to Portfolio II on May 1, 2000 under a new  sub-advisory  agreement that was approved by the Trustees of the
Trust and entered into by ASISI  without  shareholder  approval  pursuant to the  "manager-of-managers"  exemptive  order  discussed above.  As  discussed  in more  detail in the Notice  dated July 10, 2000  previously  sent to the  shareholders  of  Portfolio  II,
American  Century's  retention  as  Portfolio  II's  sub-advisor  was  based in large  part on the  belief of ASISI and the Board of
Trustees that  appointment  of American  Century  would  facilitate  the  formulation  and  execution of an  investment  program for
Portfolio II that would be in the best interests of the Portfolio's  shareholders.  In connection with the sub-advisory  change, the investment  policies of  Portfolio  II were  changed so that they were  identical  to those of  Portfolio  I to the extent  possible without shareholder approval.  Portfolio II has not been actively marketed or sold to Contractowners since May 1, 2000.

         The  Transaction  would  be the  second  step in the  process.  The  Board of  Trustees  of the  Trust  (the  "Board")  has
recommended that the Plan, which describes the Transaction and its details and conditions,  be approved by the shareholders  because of the potential benefits to shareholders relating to the combination of the two Portfolios into a single, larger Portfolio.

         The Plan was  presented  to the Board at a meeting  held on June 27,  2001 based on  information  provided  to the Board by
ASISI at such  meeting.  At such  meeting,  the Board was  informed by ASISI that the  investment  policies  of the  Portfolio I are substantially  identical to those of Portfolio II, and that there are no material  differences in the  management,  distribution  or operation of the  Portfolios.  The Board was informed that, as set forth above under  "Comparisons  of Some Important  Features--Fees and Expenses," the  management  fee for each Portfolio was payable to ASISI at an annual rate of 1.00% of such  Portfolio's  average daily net assets,  and that the other  expenses paid by each  Portfolio are expected to decline  after the  Transaction  because the larger fund that would result from the  Transaction  would be able to benefit from reduced  trading costs and increased  operational efficiencies.

         During the course of its  deliberations,  the Board was informed that the expenses of the Transaction  (including the costs of preparing and mailing this  Prospectus/Proxy  Statement) will be borne by the Portfolios,  and that such expenses are expected to be approximately  $175,000.  The Board requested,  and ASISI agreed, that in no event would the Portfolios pay in excess of $200,000 in expenses related to the Transaction.

         The Board,  including a majority of the Trustees who are not interested  persons of the Trust,  unanimously  concluded that the  Transaction  is in the best  interests  of the  shareholders  of Portfolio II and that no dilution of value would result to the shareholders  of  Portfolio  II or  Portfolio  I from  the  Transaction,  and the  Board  approved  the Plan  and  recommended  that shareholders of Portfolio II vote to approve the Transaction.

         For the reasons discussed above, the Board of Trustees unanimously recommends that you vote For the Plan.

         If  shareholders  of Portfolio II do not approve the Plan,  the Board will consider  other  possible  courses of action for
Portfolio II, including consolidation of Portfolio II with funds other than Portfolio I.

INFORMATION ABOUT THE TRANSACTION

         This is only a summary of the Plan.  You should read the actual Plan attached as Exhibit A.

Closing of the Transaction.

         If shareholders of Portfolio II approve the Plan, the  Transaction  will take place after various  conditions are satisfied by the Trust on behalf of Portfolio II and Portfolio I,  including the  preparation of certain  documents.  The Trust will determine a specific date for the actual  Transaction  to take place.  This is called the closing date.  If the  shareholders  of Portfolio II do not approve the Plan, the Transaction will not take place.

         If the  shareholders of Portfolio II approve the Plan,  Portfolio II will deliver to Portfolio I  substantially  all of its assets on the closing  date.  In exchange,  shareholders  of Portfolio  II will  beneficially  own shares of Portfolio I that have a value  equal to the  dollar  value of the  assets  delivered  to  Portfolio  I. The stock  transfer  books of  Portfolio  II will be permanently  closed on the closing  date.  Requests to transfer or redeem  assets  allocated to Portfolio II may be submitted at any time before  4:00 p.m.  Eastern  time on the  closing  date;  requests  that are  received in proper form prior to that time will be effected prior to the closing.

         To the  extent  permitted  by law,  the Trust  may  amend  the Plan  without  shareholder  approval.  It may also  agree to terminate and abandon the  Transaction at any time before or, to the extent  permitted by law, after the approval by shareholders of
Portfolio II.

Expenses of the Transaction.

         The  expenses  resulting  from  the  Transaction  will be paid by the  Portfolios,  subject  to a limit of  $200,000.  Such expenses are expected to be approximately $175,000.

Tax Consequences of the Transaction.

         The  Transaction  is intended  to qualify as a tax-free  reorganization  for  federal  income tax  purposes  under  Section
368(a)(1) of the Internal  Revenue Code of 1986, as amended.  Based on certain  assumptions  and  representations  received from the
Trust,  on behalf of the  Portfolios,  it is the  opinion of  Stradley  Ronon  Stevens & Young,  LLP,  counsel  to the  Trust,  that shareholders  of Portfolio  II will not  recognize  any gain or loss for federal  income tax purposes as a result of the exchange of their shares of Portfolio II for shares of Portfolio I and that neither  Portfolio I nor its  shareholders  will  recognize any gain or loss upon receipt of the assets of Portfolio II. Because the  Portfolios  are offered  through  tax-deferred  variable  insurance products,  however,  Contractowners  generally  would not recognize any gain or loss even if the  Transaction  does not qualify as a tax-free  reorganization.  Contractowners  should consult the prospectuses of their variable  insurance  products for information on the  federal  tax  consequences  of  owning  the  product.  You  should  also  consult  your tax  advisor  as to state and local tax consequences, if any, of the Transaction, because this discussion only relates to the federal income tax consequences.

Characteristics of Portfolio I shares.

         Shares of Portfolio I will be distributed to shareholders of Portfolio II and will have the same legal  characteristics  as
the  shares  of  the  Portfolio  I  with  respect  to  such  matters  as  voting  rights,  assessibility,   conversion  rights,  and
transferability.

Capitalizations of the Portfolios and Capitalization after the Transaction.

         The  following  table sets forth,  as of July 2, 2001,  the  capitalization  of shares of Portfolio II and Portfolio I. The table also shows the  projected  capitalization  of Portfolio I shares as adjusted to give effect to the proposed  Transaction.  The capitalization of Portfolio I is likely to be different when the Transaction is consummated.

                                                                                                         Portfolio I
                                                                                                         Projected after
                                            Portfolio II         Portfolio I                             Transaction
                                            (unaudited)          (unaudited)         Adjustments         (unaudited)
                                            -----------          -----------         -----------         -----------

Net assets (thousands).....................           $289,405            $333,057          $(199)(a)              $622,263

Total shares outstanding (thousands).......             38,715              24,534        (17,417)(b)                45,832

Net asset value per share..................              $7.48              $13.58                                   $13.58

(a) Reflects the estimated cost of merger of the Portfolios.
(b) Reflects the change in shares of Portfolio II upon conversion to Portfolio I.

VOTING INFORMATION

Required vote.

         The  affirmative  vote of a majority of the total number of outstanding  shares of the Portfolio II is necessary to approve the Plan. Each  shareholder  will be entitled to one vote for each full share,  and a fractional  vote for each fractional  share of
Portfolio II held at the close of business on July __, 2001 (the "Record  Date").  If  sufficient  votes to approve the Plan are not received by the date of the Meeting, the Meeting may be adjourned to permit further solicitations of proxies.

         As stated  above,  ASLAC is the legal owner of more than 99% of Portfolio  II's  shares.  Shares of the  Portfolio  that it legally owns will be voted by ASLAC with respect to the Plan in  accordance  with  instructions  received  from  Contractowners.  In addition,  ASLAC is  entitled to vote  shares for which no proxy is  received  and will vote such shares (for the Plan,  against the
Plan and  abstain)  in the same  proportion  as the votes cast by  Contractowners.  Therefore,  ASLAC's  presence  at the Meeting is sufficient to constitute a quorum under the Trust's By-laws,  and  substantially  all of the shares of Portfolio II will be voted in some manner by ASLAC.

         An abstention is not counted as an  affirmative  vote of the type necessary to approve the Plan and,  therefore,  will have the same effect as a vote against the Plan.

How to vote.

         You can vote in any one of three ways:

o        By mail, with the enclosed proxy card.
o        In person at the Meeting.
o        Through  the  Internet  by  visiting  HTTP://WWW.AMERICANSKANDIA.COM,  looking  for  the  "Vote"  link  and  following  the
                                               ------------------------------
                           instructions provided.

If you  simply  sign and date the proxy  but give no  voting  instructions,  your  shares  will be voted in favor of the Plan and in accordance with the views of management upon any unexpected matters that come before the Meeting or adjournment of the Meeting.

Revoking proxies.

         You may  revoke  your  proxy at any time  before  it is voted by  sending a written  notice to the  Secretary  of the Trust expressly  revoking your proxy,  by signing and forwarding to the Fund a later-dated  proxy,  or by attending the Meeting and voting in person.

Other matters.

         The Board of Trustees of the Trust does not intend to bring any matters  before the Meeting  other than those  described in this  Prospectus/Proxy  Statement.  It is not aware of any other  matters to be brought  before the Meeting by others.  If any other matter legally comes before the Meeting,  it is intended that the persons named in the enclosed  proxy will vote in accordance  with their judgment.

Who may vote.

         Shareholders  of record of  Portfolio  II on the Record Date will be entitled to vote at the  meeting.  On the Record Date, there were ___________ outstanding shares of Portfolio II issued and outstanding.

Solicitation of proxies.

         Voting  instructions  will be solicited  principally by mailing this  Prospectus/Proxy  Statement and its  enclosures,  but proxies  also may be  solicited  by  telephone,  facsimile,  through  electronic  means such as e-mail,  or in person by officers or representatives of the Trust or ASLAC. If the record owner of a contract or policy is a broker-dealer  firm,  custodian,  nominee or fiduciary,  the Trust may send proxy  materials to the record owner for any beneficial  owners that such record owner may represent.
The Trust may reimburse  broker-dealer  firms,  custodians,  nominees and  fiduciaries  for their  reasonable  expenses  incurred in connection with proxy solicitations of such beneficial owners.

ADDITIONAL INFORMATION ABOUT THE TRUST AND THE PORTFOLIOS

         Portfolio  II and  Portfolio  I are  separate  series of the Trust,  which is an  open-end  management  investment  company registered  with the SEC under the  Investment  Company  Act.  Each  Portfolio  is, in effect,  a  separate  mutual  fund.  Detailed information  about the Trust and each  Portfolio  is contained  in the  Prospectus  for the  Portfolios  which is enclosed  with and considered a part of this  Prospectus/Proxy  Statement.  Additional  information  about the Trust and each  Portfolio is included in the  Trust's  SAI,  dated  May 1,  2001,  which  has been  filed  with the SEC and is  incorporated  into the SAI  relating  to this
Prospectus/Proxy Statement.

         You may request a free copy of the Trust's Annual Report to  Shareholders  for the fiscal year ended December 31, 2000 and, after it becomes  available in late August,  the Trust's  Semiannual  Report to Shareholders for the six month period ended June 30,
2001 by calling 1-800-752-6342 or by writing to the Trust at One Corporate Drive, P.O. Box 883, Shelton, CT 06484.

         The Fund  files  proxy  materials,  reports  and  other  information  with  the SEC in  accordance  with the  informational requirements  of the  Securities  Exchange Act of 1934 and the Investment  Company Act. These  materials can be inspected and copied at: the SEC's Public  Reference Room at 450 Fifth Street NW,  Washington,  DC 20549,  and at the Regional Offices of the SEC located in New York City at 7 World Trade  Center,  Suite 1300,  New York, NY 10048 and in Chicago at 500 West Madison  Street,  Suite 1400,
Chicago,  IL 60661.  Also,  copies of such  material  can be  obtained  from the SEC's  Public  Reference  Section,  Washington,  DC
20549-6009, upon payment of prescribed fees, or from the SEC's Internet address at http://www.sec.gov.

PRINCIPAL HOLDERS OF SHARES

         As noted  above,  100% of the  shares of the  Portfolios  were owned of record by ASLAC as of the  Record  Date.  As of the
Record Date,  ASLAC owned of record 100% of the shares of the Portfolio.  No shareholder is known to the Trust to have  beneficially owned as of the Record Date more than 5% of the shares of either Portfolio.

         As of the Record Date, the officers and Trustees of the Trust,  as a group,  owned less than 1% of the  outstanding  voting shares of the Portfolios.

                                               EXHIBITS TO PROSPECTUS/PROXY STATEMENT

Exhibit
-------

   A              Plan of  Reorganization  by American  Skandia  Trust on behalf of the AST American  Century  International  Growth
                  Portfolio and the AST American Century International Growth Portfolio II

   B              Prospectus for the AST American Century  International Growth Portfolio and the AST American Century International
                  Growth Portfolio II of American Skandia Trust dated May 1, 2001 (enclosed)

A-1

                                                             Exhibit A

                                          Plan of Reorganization by American Skandia Trust

FORM OF PLAN OF REORGANIZATION

THIS PLAN OF  REORGANIZATION  (the  "Plan") is made as of this _____ th day of  ______________,  2001,  by American
Skandia Trust (the "Trust"),  a business trust organized under the laws of the Commonwealth of  Massachusetts  with its principal place of business at One Corporate Drive,  Shelton,  Connecticut 06484, on behalf of the AST American
Century  International  Growth  Portfolio (the "Acquiring  Portfolio") and the AST American  Century  International
Growth Portfolio II (the "Acquired  Portfolio"),  both series of the Trust.  Together,  the Acquiring Portfolio and
Acquired Portfolio are referred to as the "Portfolios."

The reorganization  (hereinafter  referred to as the  "Reorganization")  will consist of (i) the acquisition by the
Acquiring  Portfolio,  of substantially all of the property,  assets and goodwill of the Acquired Portfolio and the assumption by the Acquiring  Portfolio of all of the  liabilities of the Acquired  Portfolio in exchange solely for full and fractional shares of beneficial  interest,  par value $0.001 each, of the Acquiring Portfolio  ("Acquiring
Portfolio  Shares");  (ii) the  distribution  of Acquiring  Portfolio  Shares to the  shareholders  of the Acquired
Portfolio  according to their respective  interests in complete  liquidation of the Acquired  Portfolio;  and (iii)
the  dissolution  of the  Acquired  Portfolio  as soon as  practicable  after the closing (as defined in Section 3, hereinafter  called the "Closing"),  all upon and subject to the terms and conditions of this Plan  hereinafter set forth.

         In order to  consummate  the  Plan,  the  following  actions  shall be taken by the Trust on behalf of the
Acquiring Portfolio and the Acquired Portfolio:

1.       Sale and Transfer of Assets, Liquidation and Dissolution of Acquired Portfolio.
         -------------------------------------------------------------------------------

         (a)      Subject to the terms and conditions of this Plan,  the Trust on behalf of the Acquired  Portfolio shall convey,  transfer and deliver to the Acquiring Portfolio at the Closing all of the Acquired  Portfolio's then existing  assets,  free and clear of all liens,  encumbrances,  and claims  whatsoever
(other than shareholders' rights of redemption),  except for cash, bank deposits,  or cash equivalent securities in an estimated  amount  necessary to (i) pay the costs and  expenses in carrying  out this Plan  (including,  but not limited  to,  fees of counsel  and  accountants,  and  expenses of its  liquidation  and  dissolution  contemplated hereunder).  (ii)  discharge  its unpaid  liabilities  on its books at the  closing  date (as defined in section 3, hereinafter  the  "Closing  Date"),  including,  but not  limited  to,  its  income  dividends  and  capital  gains distributions,  if any,  payable  for the period  prior to,  and  through,  the  Closing  Date;  and (iii) pay such contingent  liabilities as the Board of Trustees shall reasonably deem to exist against the Acquired Portfolio,  if any, at the Closing Date, for which contingent and other appropriate  liabilities  reserves shall be established on the Acquired  Portfolio's books  (hereinafter "Net Assets").  The Acquired  Portfolio shall also retain any and all rights  that it may have over and  against  any  person  that may have  accrued  up to and  including  the close of business on the Closing Date.

         (b)      Subject  to the  terms  and  conditions  of this  Plan,  the  Trust on  behalf  of the  Acquiring
Portfolio  shall at the  Closing  deliver to the  Acquired  Portfolio  the number of  Acquiring  Portfolio  Shares, determined by dividing the net asset value per share of the shares of the Acquired Portfolio  ("Acquired  Portfolio
Shares") on the Closing Date by the net asset value per share of the Acquiring  Portfolio  Shares,  and multiplying the result thereof by the number of outstanding  Acquired  Portfolio  Shares as of the close of regular  trading on the New York Stock  Exchange  (the "NYSE") on the Closing  Date.  All such values shall be determined in the manner and as of the time set forth in Section 2 hereof.

         (c)      Immediately  following  the Closing,  the Acquired  Portfolio  shall  distribute  pro rata to its shareholders  of record as of the close of business on the Closing Date, the Acquiring  Portfolio  Shares  received by the Acquired  Portfolio  pursuant to this Section 1 and then shall terminate and dissolve.  Such liquidation and distribution  shall be accomplished by the  establishment of accounts on the share records of the Trust relating to the  Acquiring  Portfolio  and noting in such  accounts  the type and amounts of  Acquiring  Portfolio  Shares that former Acquired Portfolio  shareholders are due based on their respective  holdings of the Acquired Portfolio as of the close of business on the Closing  Date.  Fractional  Acquiring  Portfolio  Shares shall be carried to the third decimal place. The Acquiring  Portfolio shall not issue  certificates  representing the Acquiring  Portfolio shares in connection with such exchange.

2.       Valuation.
         ----------

         (a)      The value of the Acquired  Portfolio's  Net Assets to be transferred  to the Acquiring  Portfolio hereunder  shall be computed as of the close of regular  trading on the NYSE on the  Closing  Date (the  "Valuation
Time") using the valuation procedures set forth in Trust's currently effective prospectus.

         (b)      The net  asset  value of a share of the  Acquiring  Portfolio  shall be  determined  to the third decimal  point as of the  Valuation  Time  using  the  valuation  procedures  set  forth in the  Trust's  currently effective prospectus.

         (c)      The net  asset  value of a share of the  Acquired  Portfolio  shall be  determined  to the  third decimal  point as of the  Valuation  Time  using  the  valuation  procedures  set  forth in the  Trust's  currently effective prospectus.

3.       Closing and Closing Date.
         -------------------------

         The  consummation  of  the  transactions  contemplated  hereby  shall  take  place  at  the  Closing  (the
"Closing").  The date of the  Closing  (the  "Closing  Date")  shall be  ___________,  2001,  or such later date as determined  by the Trust's  officers.  The Closing  shall take place at the  principal  office of the Trust at 5:00
P.M.  Eastern time on the Closing  Date.  The Trust on behalf of the  Acquired  Portfolio  shall have  provided for delivery  as of the  Closing  of the  Acquired  Portfolio's  Net  Assets to be  transferred  to the  account of the
Acquiring  Portfolio at the Acquiring  Portfolio's  Custodian,  The Chase  Manhattan  Bank, One  Pierrepont  Plaza,
Brooklyn,  NY 11201.  Also,  the Trust on behalf of the Acquired  Portfolio  shall produce at the Closing a list of names and  addresses  of the  shareholders  of record of the Acquired  Portfolio  Shares and the number of full and fractional  shares owned by each such  shareholder,  all as of the Valuation Time,  certified by its transfer agent or by its  President to the best of its or his or her  knowledge  and belief.  The Trust on behalf of the Acquiring
Portfolio shall issue and deliver a confirmation  evidencing the Acquiring  Portfolio  Shares to be credited to the
Acquired  Portfolio's  account on the  Closing  Date to the  Secretary  of the  Trust,  or shall  provide  evidence satisfactory to the Acquired  Portfolio that the Acquiring  Portfolio  Shares have been registered in an account on the books of the Acquiring Portfolio in such manner as the Trust on behalf of Acquired Portfolio may request.

4.       Representations and Warranties by the Trust on behalf of the Acquired Portfolio.
         --------------------------------------------------------------------------------

         The Fund makes the following representations and warranties about the Acquired Portfolio:
(a)      The  Acquired  Portfolio  is a series of the  Trust,  a  business  trust  organized  under the laws of the
Commonwealth of Massachusetts  and validly existing and in good standing under the laws of that  jurisdiction.  The
Trust is duly  registered  under the Investment  Company Act of 1940, as amended (the "1940 Act"),  as an open-end, management  investment  company and all of the Acquired  Portfolio  Shares sold were sold  pursuant to an effective registration statement filed under the Securities Act of 1933, as amended (the "1933 Act").

(b)      The [Trust on behalf of the Acquired  Portfolio] is  authorized to issue an unlimited  number of shares of beneficial  interest's  acquired  Portfolio shares, par value $0.001 each, each outstanding share of which is fully paid, non-assessable, freely transferable and has full voting rights.

         (c)      The financial  statements  appearing in the Trust's Annual Report to Shareholders  for the fiscal year ended December 31, 2000,  audited by Deloitte & Touche LLP, and its Semiannual  Report to Shareholders for the
six months ended June 30, 2001,  fairly present the financial  position of the Acquired  Portfolio as of such dates and the results of its  operations  for the periods  indicated in conformity  with  generally  accepted  accounting principles applied on a consistent basis.

         (d)      The Trust has the necessary power and authority to conduct the Acquired  Portfolio's  business as such business is now being conducted.

         (e)      The  Trust  on  behalf  of the  Acquired  Portfolio  is not a party  to or  obligated  under  any provision  of the Trust's  Amended and  Restated  Declaration  of Trust or  By-laws,  or any  contract or any other commitment  or  obligation,  and is not subject to any order or decree,  that would be violated by its execution of or performance under this Plan.

         (f)      The  Acquired  Portfolio is not under the  jurisdiction  of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Internal Revenue Code of 1986, as amended (the "Code").

         (g)      The Acquired Portfolio does not have any unamortized or unpaid organizational fees or expenses.

         (h)      The  Acquired  Portfolio  has elected to be treated as a regulated  investment  company (a "RIC")
for federal  income tax purposes  under Part I of  Subchapter M of the  Internal  Revenue Code of 1986,  as amended
(the "Code") and the Acquired  Fund has  qualified  as a RIC for each  taxable year since its  inception,  and will qualify as of the Closing Date.  The  consummation  of the  transactions  contemplated  by this Plan will not cause the Acquired  Portfolio to fail to satisfy the  requirements  of subchapter M of the Code.  The Acquired  Portfolio also has  satisfied the  diversification  requirements  of Section  817(h) of the Code since its inception and will continue to satisfy such requirements at the Closing.

5.       Representations and Warranties by the Trust on behalf of the Acquiring Portfolio.
         ---------------------------------------------------------------------------------

         The Fund makes the following representations and warranties about the Acquiring Portfolio:

         (a)      The Acquiring  Portfolio is a series of the Trust, a business trust  organized  under the laws of the  Commonwealth of Massachusetts  and validly existing and in good standing under the laws of that  jurisdiction.
The Trust is duly  registered  under the 1940 Act as an  open-end,  management  investment  company  and all of the
Acquiring  Portfolio  Shares sold have been sold pursuant to an effective  registration  statement  filed under the
Securities Act of 1933, as amended (the "1933 Act").

         (b)      The [Trust on behalf of the Acquiring  Portfolio]  is authorized to issue an unlimited  number of shares of beneficial  interest's  Acquiring  Portfolio  shares,  par value $0.001 each, each  outstanding  share of which is freely paid, non-assessable, fully transferable and has full voting rights.

         (c)      At the Closing,  Acquiring  Portfolio Shares will be eligible for offering to the public in those states of the  United  States  and  jurisdictions  in which the  shares of the  Acquired  Portfolio  are  presently eligible for offering to the public,  and there are a sufficient  number of Acquiring  Portfolio Shares  registered under the 1933 Act to permit the transfers contemplated by this Plan to be consummated.

         (d)      The financial  statements  appearing in the Trust's Annual Report to Shareholders  for the fiscal year ended December 31, 2000,  audited by Deloitte & Touche LLP, and its Semiannual  Report to Shareholders for the
six months ended June 30, 2001, fairly present the financial  position of the Acquiring  Portfolio as of such dates and the results of its  operations  for the periods  indicated in conformity  with  generally  accepted  accounting principles applied on a consistent basis.

         (e)      The Trust has the necessary  power and authority to conduct the  Acquiring  Portfolio's  business as such business is now being conducted.

         (f)      The  Trust on  behalf  of the  Acquiring  Portfolio  is not a party  to or  obligated  under  any provision  of the Trust's  Amended and  Restated  Declaration  of Trust or  By-laws,  or any  contract or any other commitment  or  obligation,  and is not subject to any order or decree,  that would be violated by its execution of or performance under this Plan.

         (g)      Neither the Trust nor the Acquiring  Portfolio is under the  jurisdiction  of a court in Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code.

         (h)      The Acquiring  Portfolio has to be treated as a RIC for federal  income tax purposes under Part I of  Subchapter  M of the  Internal  Revenue  Code of 1986,  as amended  (the  "Code")  and the  Acquiring  Fund has qualified  as a RIC for each  taxable  year since its  inception,  and will  qualify as of the  Closing  Date.  The consummation  of the  transactions  contemplated  by this Plan will not cause the  Acquiring  Portfolio  to fail to satisfy  the  requirements  of  subchapter  M  of  the  Code.  The  Acquiring  Portfolio  also  has  satisfied  the diversification  requirements  of Section  817(h) of the Code since its inception and will continue to satisfy such requirements at the Closing.

         (i)      The Acquired Portfolio, or its agents, (i) holds a valid Form W-8BEN, Certificate of
Foreign Status of Beneficial Owner for United States Withholding (or other appropriate series of Form W-8, as the case may be), or Form W-9, Request for Taxpayer Identification Number and Certification, for each
Acquired Portfolio shareholder of record, which Form W-8 or Form W-9 can be associated with reportable payments made by the Acquired Portfolio to such shareholder, and/or (ii) has otherwise timely instituted the appropriate backup withholding procedures with respect to such shareholder as provided by Section 3406 of the Code.

6.       Representations and Warranties by the Trust on behalf of the Portfolios.
         ------------------------------------------------------------------------

         The Trust makes the following representations and warranties about the Portfolios:
         (a)      The  statement of assets and  liabilities  to be created by the Trust for each of the  Portfolios as of the  Valuation  Time for the purpose of  determining  the number of Acquiring  Portfolio  Shares to be issued pursuant to Section 1 of this Plan will  accurately  reflect the Net Assets in the case of the  Acquired  Portfolio and the net assets in the case of the Acquiring  Portfolio,  and outstanding shares, as of such date, in conformity with generally accepted accounting principles applied on a consistent basis.

         (b)      At the Closing,  the Portfolios will have good and marketable  title to all of the securities and other assets shown on the  statement of assets and  liabilities  referred to in "(a)" above,  free and clear of all liens or  encumbrances  of any nature  whatsoever,  except such  imperfections  of title or  encumbrances as do not materially detract from the value or use of the assets subject thereto, or materially affect title thereto.

         (c)      Except as may be  disclosed in the Trust's  current  effective  prospectus,  there is no material suit,  judicial  action,  or legal or  administrative  proceeding  pending  or  threatened  against  either  of the
Portfolios.

         (d)      There are no known actual or proposed  deficiency  assessments  with respect to any taxes payable by either of the Portfolios.

         (e)      The  execution,  delivery,  and  performance  of this  Plan  have  been  duly  authorized  by all necessary  action of the Trust's  Board of  Trustees,  and this Plan  constitutes  a valid and  binding  obligation enforceable in accordance with its terms.

         (f)      The Trust  anticipates that  consummation of this Plan will not cause either of the Portfolios to fail to conform to the  requirements  of Subchapter M of the Code for Federal  income  taxation as a RIC at the end of each fiscal year or to conform to the requirements of Section 817(h) at the end of each tax quarter.

         (g)      The Trust has the  necessary  power and authority to conduct the business of the  Portfolios,  as such business is now being conducted.

7.       Intentions of the Trust on behalf of the Portfolios.
         ----------------------------------------------------

         (a)      The Trust  intends to  operate  each  Portfolio's  respective  business  as  presently  conducted between the date hereof and the Closing.

         (b)      The Trust intends that the Acquired  Portfolio  will not acquire the Acquiring  Portfolio  Shares for the purpose of making distributions thereof to anyone other than the Acquired Portfolio's shareholders.

         (c)      The  Trust  on  behalf  of the  Acquired  Portfolio  intends,  if this  Plan is  consummated,  to liquidate and dissolve the Acquired Portfolio.

         (d)      The Trust  intends that, by the Closing,  each of the  Portfolio's  Federal and other tax returns and reports  required  by law to be filed on or before  such date shall have been filed,  and all Federal and other taxes shown as due on said  returns  shall have either been paid or  adequate  liability  reserves  shall have been provided for the payment of such taxes.

         (e)      At the Closing,  the Trust on behalf of the Acquired  Portfolio  intends to have available a copy of the shareholder  ledger  accounts,  certified by the Trust's transfer agent or its President or a Vice-President to the best of its or his or her knowledge and belief,  for all the  shareholders  of record of Acquired  Portfolio
Shares as of the  Valuation  Time who are to become  shareholders  of the  Acquiring  Portfolio  as a result of the transfer of assets that is the subject of this Plan.

         (f)      The Trust intends to mail to each  shareholder  of record of the Acquired  Portfolio  entitled to vote at the meeting of its  shareholders  at which action on this Plan is to be considered,  in sufficient  time to comply with  requirements  as to notice  thereof,  a Combined Proxy  Statement and Prospectus  that complies in all material  respects  with the  applicable  provisions of Section  14(a) of the  Securities  Exchange Act of 1934, as
amended, and Section 20(a) of the 1940 Act, and the rules and regulations, respectively, thereunder.

         (g)      The Trust  intends  to file with the U.S.  Securities  and  Exchange  Commission  a  registration statement  on Form  N-14  under  the 1933  Act  relating  to the  Acquiring  Portfolio  Shares  issuable  hereunder
("Registration  Statements"),  and will use its best efforts to provide  that the  Registration  Statement  becomes effective as promptly as  practicable.  At the time the  Registration  Statement  becomes  effective,  it will: (i)
comply in all material  respects  with the  applicable  provisions  of the 1933 Act, and the rules and  regulations promulgated  thereunder;  and (ii) not contain any untrue  statement  of material  fact or omit to state a material fact required to be stated  therein or necessary to make the  statements  therein not  misleading.  At the time the
Registration Statement becomes effective,  at the time of the shareholders' meeting of the Acquired Portfolio,  and at the Closing  Date,  the  prospectus  and  statement  of  additional  information  included  in the  Registration
Statement  will not contain any untrue  statement of a material fact or omit to state a material fact  necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading.

8.       Conditions Precedent to be Fulfilled by Trust on behalf of the Portfolios.
         --------------------------------------------------------------------------

         The consummation of the Plan with respect to the Acquiring  Portfolio and the Acquired  Portfolio shall be subject to the following conditions:

         (a)      That: (i) all the  representations  and  warranties  contained  herein  concerning the Portfolios shall be true and  correct as of the  Closing  with the same  effect as though  made as of and at such  date;  (ii)
performance  of all  obligations  required by this Plan to be  performed  by the Trust on behalf of the  Portfolios shall occur prior to the Closing;  and (iii) the Trust shall  execute a  certificate  signed by the  President or a
Vice President and by the Secretary or equivalent officer to the foregoing effect.

         (b)      That the form of this Plan shall have been  adopted  and  approved by the  appropriate  action of the Board of Trustees of the Trust on behalf of the Portfolios.

         (c)      That  the  U.S.  Securities  and  Exchange  Commission  shall  not  have  issued  an  unfavorable management  report under Section  25(b) of the 1940 Act or  instituted  or  threatened to institute any  proceeding seeking to enjoin  consummation  of the Plan under  Section 25(c) of the 1940 Act.  And,  further,  no other legal, administrative  or other  proceeding  shall have been  instituted or threatened  that would  materially  affect the financial condition of a Portfolio or would prohibit the transactions contemplated hereby.

         (d)      That the Plan  contemplated  hereby  shall have been  adopted  and  approved  by the  appropriate action of the shareholders of the Acquired Portfolio at an annual or special meeting or any adjournment thereof.

         (e)      That a distribution or  distributions  shall have been declared for each Portfolio,  prior to the
Closing  Date  that,  together  with  all  previous  distributions,  shall  have  the  effect  of  distributing  to shareholders of each Portfolio (i) all of its ordinary  income and all of its capital gain net income,  if any, for the  period  from the close of its last  fiscal  year to the  Valuation  Time and (ii) any  undistributed  ordinary income and  capital  gain net income from any prior  period.  Capital  gain net income has the meaning  assigned to such term by Section 1222(9) of the Code.

         (f)      That there shall be delivered  to the Trust on behalf of the  Acquired  Portfolio an opinion from
Messrs.  Stradley,  Ronon, Stevens & Young, LLP, counsel to the Trust, to the effect that, provided the acquisition contemplated  hereby is carried out in accordance  with this Plan and in accordance with  representations  provided by the Trust in certificates delivered to such counsel:

                           (1)      The acquisition by the Acquiring  Portfolio of substantially  all the assets of the Acquired  Portfolio,  as provided for herein, in exchange for Acquiring  Portfolio Shares and the assumption by the  Acquiring  Portfolio of the Acquired  Portfolio's  liabilities  followed by the  distribution  by the Acquired
Portfolio to its respective  holders of the Acquiring  Portfolio  Shares in complete  liquidation will qualify as a reorganization  within the meaning of Section  368(a)(1) of the Code,  and each  Portfolio will each be a "party to the reorganization" within the meaning of Section 368(b) of the Code;

                           (2)      No gain or loss will be recognized by the Acquired  Portfolio upon the transfer of  substantially  all of its assets to the  Acquiring  Portfolio  in  exchange  solely  for  voting  shares of the
Acquiring  Portfolio  and the  assumption  by the  Acquiring  Portfolio  of the  Acquired  Portfolio's  liabilities
(Sections 361(a) and 357(a) of the Code);

                           (3)      No gain or loss will be recognized by the Acquiring  Portfolio upon the receipt of  substantially  all of the  assets of the  Acquired  Portfolio  in  exchange  solely  for  voting  shares of the
Acquiring Portfolio (Section 1032(a) of the Code);

                           (4)      No  gain  or loss  will  be  recognized  by the  Acquired  Portfolio  upon  the distribution  of voting shares of the Acquiring  Portfolio to its  shareholders  pursuant to the liquidation of the
Acquired Portfolio (in pursuance of the Plan) (Section 361(c)(1) of the Code);

                           (5)      The basis of the assets of the  Acquired  Portfolio  received by the  Acquiring
Portfolio  will be the  same as the  basis  of such  assets  to the  Acquired  Portfolio  immediately  prior to the exchange (Section 362(b) of the Code);

                           (6)      The  holding  period of the assets of the  Acquired  Portfolio  received by the
Acquiring  Portfolio will include the period during which such assets were held by the Acquired  Portfolio (Section
1223(2) of the Code);

                           (7)      No  gain or  loss  will  be  recognized  by the  shareholders  of the  Acquired
Portfolio  upon the  exchange  of their  shares in the  Acquired  Portfolio  for  voting  shares  of the  Acquiring
Portfolio (including fractional shares to which they may be entitled) (Section 354(a) of the Code);

                           (8)      The  basis  of  the  Acquiring   Portfolio  Shares  received  by  the  Acquired
Portfolio's  shareholders  (including  fractional  shares to which  they may be  entitled)  will be the same as the basis of the Acquired Portfolio Shares exchanged therefor (Section 358(a)(1) of the Code);

                           (9)      The holding  period of  Acquiring  Portfolio  Shares  received by the  Acquired
Portfolio's  shareholders  (including  fractional  shares to which they may be  entitled)  will include the holding period  of  the  Acquired  Portfolio's  Shares  surrendered  in  exchange  therefor,  provided  that  the  Acquired
Portfolio's  Shares were held as a capital asset on the effective date of the  Reorganization  (Section  1223(1) of the Code); and

                           (10)     Each  Acquiring  Portfolio will succeed to and take into account as of the date of the  transfer  (as defined in Section  1.381(b)-1(b)  of the  Treasury  Regulations)  the items of the  Acquired
Portfolio  described  in Section  381(c) of the Code,  subject  to the  conditions  and  limitations  specified  in
Sections 381, 382, 383 and 384 of the Code and the Income Tax Regulations thereunder.

         (g)      That there shall be  delivered  to the Trust on behalf of the  Portfolios  an opinion in form and substance  satisfactory  to it from Messrs.  Stradley  Ronon  Stevens & Young,  LLP,  counsel to the Trust,  to the effect  that,  subject in all  respects  to the  effects of  bankruptcy,  insolvency,  reorganization,  moratorium, fraudulent conveyance, and other laws now or hereafter affecting generally the enforcement of creditors' rights:

                           (1)      Acquiring  Portfolio  Shares  to be issued  pursuant  to the terms of this Plan have been duly  authorized  and, when issued and delivered as provided in this Plan,  will have been validly issued and fully paid and will be non-assessable by the Trust, on behalf of the Acquiring Portfolio;

                           (2)      All actions  required to be taken by the Trust and/or  Portfolios  to authorize and effect the Plan  contemplated  hereby  have been duly  authorized  by all  necessary  action on the part of the
Trust and the Portfolios;

                           (3)      Neither  the  execution,  delivery  nor  performance  of this Plan by the Trust violates any provision of the Trust's  Amended and Restated  Declaration of Trust or By-laws,  or the provisions of any agreement or other  instrument  known to such counsel to which the Trust is a party or by which the  Portfolios are otherwise bound;  this Plan is the legal,  valid and binding  obligation of the Trust and each Portfolio and is enforceable against the Trust and/or each Portfolio in accordance with its terms; and

                           (4)      The Trust's  registration  statement of which the prospectus  dated May 1, 2001 relating to each  Portfolio  is a part (the  "Prospectus")  is, at the time of the signing of this Plan,  effective under the 1933 Act, and, to the best  knowledge of such counsel,  no stop order  suspending  the  effectiveness  of such  registration  statement  has been issued,  and no  proceedings  for such purpose have been  instituted or are pending  before or threatened by the U.S.  Securities and Exchange  Commission  under the 1933 Act, and nothing has come to counsel's  attention that causes it to believe that, at the time the  Prospectus  became  effective,  or at the time of the signing of this Plan, or at the Closing,  such Prospectus (except for the financial  statements and other  financial  and  statistical  data  included  therein,  as to which  counsel  need not  express an  opinion), contained  any untrue  statement  of a material  fact or omitted  to state a material  fact  required  to be stated
therein  or  necessary  to make the  statements  therein  not  misleading;  and such  counsel  knows of no legal or government  proceedings  required to be described in the Prospectus,  or of any contract or document of a character required to be described in the Prospectus that is not described as required.

         In giving the  opinions  set forth  above,  counsel  may state that it is relying on  certificates  of the officers  of the Trust with  regard to matters of fact,  and  certain  certifications  and  written  statements  of governmental officials with respect to the good standing of the Trust.

         (h)      That the Trust's  Registration  Statement  with respect to the Acquiring  Portfolio  Shares to be delivered to the Acquired  Portfolio's  shareholders in accordance with this Plan shall have become effective,  and no stop order suspending the  effectiveness of the Registration  Statement or any amendment or supplement  thereto, shall have been issued  prior to the  Closing  Date or shall be in effect at Closing,  and no  proceedings  for the issuance of such an order shall be pending or threatened on that date.

         (i)      That the Acquiring  Portfolio Shares to be delivered  hereunder shall be eligible for sale by the
Acquiring  Portfolio  with each state  commission  or agency  with which such  eligibility  is required in order to permit the Acquiring Portfolio Shares lawfully to be delivered to each shareholder of the Acquired Portfolio.

         (j)      That,  at the Closing,  there shall be  transferred  to the  Acquiring  Portfolio  aggregate  Net
Assets of the Acquired  Portfolio  comprising  at least 90% in fair market value of the total net assets and 70% of the fair market value of the total gross assets recorded on the books of Acquired Portfolio on the Closing Date.

9.       Expenses.
         ---------

         (a)      The Trust  represents  and  warrants  that there are no broker or finders'  fees payable by it in connection with the transactions provided for herein.

         (b)      The  expenses of entering  into and carrying  out the  provisions  of this Plan shall be borne by the Acquiring and Acquired  Portfolios of the Trust in proportion to their assets;  provided that any such expenses in excess of $200,000 shall be borne by American Skandia Life Assurance Corporation or its affiliates.

10.      Termination; Postponement; Waiver; Order.
         -----------------------------------------

         (a)      Anything  contained in this Plan to the  contrary  notwithstanding,  this Plan may be  terminated and abandoned at any time (whether before or after approval thereof by the  shareholders of an Acquired  Portfolio)
prior to the Closing or the Closing may be  postponed by the Trust on behalf of a Portfolio  by  resolution  of the
Board of Trustees,  if  circumstances  develop that,  in the opinion of the Board,  make  proceeding  with the Plan inadvisable.

         (b)      If the  transactions  contemplated  by this Plan have not been  consummated by December 31, 2001, the Plan shall  automatically  terminate  on that date,  unless a later date is agreed to by the Trust on behalf of the relevant Portfolios.

         (c)      In the event of  termination  of this Plan  pursuant  to the  provisions  hereof,  the same shall become void and have no further effect with respect to the Acquiring Portfolio or Acquired  Portfolio,  and neither the Fund, the Acquiring Portfolio nor the Acquired Portfolio, nor the directors,  officers,  agents or shareholders shall have any liability in respect of this Plan.

         (d)      At any time prior to the Closing,  any of the terms or  conditions  of this Plan may be waived by the party who is entitled  to the  benefit  thereof by action  taken by the  Trust's  Board of Trustees  if, in the judgment of such Board of Trustees,  such action or waiver will not have a material  adverse affect on the benefits intended under this Plan to its shareholders, on behalf of whom such action is taken.

         (e)      The respective  representations  and warranties  contained in Sections 4 to 6 hereof shall expire with and be terminated  by the Plan of  Reorganization,  and neither the Trust nor any of its officers,  directors, agents or shareholders  nor the Portfolios nor any of their  shareholders  shall have any liability with respect to such  representations  or warranties  after the Closing.  This provision  shall not protect any officer,  director, agent or  shareholder  of any of the  Portfolios  or the Trust  against any  liability to the entity for which that officer,  director,  agent or  shareholder  so acts or to any of the Trust's  shareholders  to which that  officer, director,  agent or  shareholder  would  otherwise be subject by reason of willful  misfeasance,  bad faith,  gross negligence, or reckless disregard of the duties in the conduct of such office.

         (f)      If any order or orders of the U.S.  Securities and Exchange  Commission with respect to this Plan shall be issued  prior to the Closing and shall impose any terms or  conditions  that are  determined  by action of the Board of Trustees of the Trust on behalf of the  Portfolios to be acceptable,  such terms and conditions  shall be  binding  as if a part of this Plan  without  further  vote or  approval  of the  shareholders  of the  Acquired
Portfolios,  unless such terms and  conditions  shall result in a change in the method of  computing  the number of
Acquiring  Portfolio  Shares  to be  issued  to the  Acquired  Portfolio  in which  event,  unless  such  terms and conditions  shall have been  included in the proxy  solicitation  material  furnished  to the  shareholders  of the
Acquired  Portfolio  prior to the  meeting  at which the  transactions  contemplated  by this Plan  shall have been approved,  this Plan  shall not be  consummated  and shall  terminate  unless  the Trust on behalf of the  Acquired
Portfolio  shall  promptly  call a special  meeting of  shareholders  at which such  conditions so imposed shall be submitted for approval.

11.      Entire Plan and Amendments.
         ---------------------------

         This Plan embodies the entire plan of the Trust on behalf of the  Portfolios  and there are no agreements, understandings,  restrictions,  or  warranties  between  the  parties  other than those set forth  herein or herein provided  for.  This Plan may be amended only by the Trust on behalf of a Portfolio  in writing.  Neither this Plan nor any interest  herein may be assigned  without the prior written consent of the Trust on behalf of the Portfolio corresponding to the Portfolio making the assignment.

12.      Notices.
         --------

         Any notice,  report,  or demand  required or permitted  by any  provision of this Plan shall be in writing and shall be deemed to have been given if  delivered  or mailed,  first class  postage  prepaid,  addressed  to the
Trust at One Corporate Drive, P.O. Box 883, Shelton, CT 06484, Attention:  Secretary.

13.      Governing Law.
         --------------
         This Plan  shall be  governed  by and  carried  out in  accordance  with the laws of the  Commonwealth  of
Massachusetts.

         IN WITNESS WHEREOF,  American Skandia Trust, on behalf of the AST American  Century  International  Growth
Portfolio  and AST  American  Century  International  Growth  Portfolio  II,  has  executed  this  Plan by its duly authorized officer, all as of the date and year first-above written.

                                                   AMERICAN SKANDIA TRUST
                                                   on behalf of
                                                   AST American Century International Growth Portfolio,
                                                   AST American Century International Growth Portfolio II.

Attest:                                            By:

-----------------------------                      -------------------------------------------

                                                             EXHIBIT B

                                                    Prospectus dated MAY 1, 2001

         The Prospectus for the AST American  Century  International  Growth  Portfolio and the AST American  Century  International
Growth  Portfolio II of American  Skandia Trust dated May 1, 2001, is part of this  Prospectus/Proxy  Statement and will be included in the proxy solicitation mailing to shareholders.  The above-referenced prospectus follows.

PROSPECTUS                                                                                                     May 1, 2001

                                                        AMERICAN SKANDIA TRUST
                                            One Corporate Drive, Shelton, Connecticut 06484
---------------------------------------------------------------------------------------------------------------------------------------
American Skandia Trust (the "Trust") is an investment  company made up of 41 separate  portfolios,  2 of which are offered through this
Prospectus ("Portfolios"):

   AST American Century International Growth Portfolio
   AST American Century International Growth Portfolio II

THESE  SECURITIES  HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE  COMMISSION NOR HAS THE COMMISSION  PASSED UPON
THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.  ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

The Trust is an investment  vehicle for life  insurance  companies  ("Participating  Insurance  Companies")  writing  variable  annuity contracts and variable  life  insurance  policies.  Shares of the Trust may also be sold  directly to certain  tax-deferred  retirement plans.  Each  variable  annuity  contract  and  variable  life  insurance  policy  involves  fees and  expenses  not  described in this
Prospectus.  Please read the  Prospectus  for the  variable  annuity  contract  and  variable  life  insurance  policy for  information regarding the contract or policy, including its fees and expenses.

                                                           TABLE OF CONTENTS
                                                           -----------------

Caption                                                                                                        Page
-------                                                                                                        ----

                                                          RISK/RETURN SUMMARY

         American Skandia Trust (the "Trust") is comprised of forty-one  investment  portfolios,  two of which are offered through this
Prospectus  (the  "Portfolios").  The  Portfolios  are designed to provide a wide range of investment  options.  Each Portfolio has its own  investment  goal and style (and, as a result,  its own level of risk).  Some of the  Portfolios  offer  potential for high returns with  correspondingly  higher risk,  while others offer stable  returns with  relatively  less risk.  It is possible to lose money when investing  even in the most  conservative  of the  Portfolios.  Investments in the Portfolios are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

         It is not possible to provide an exact measure of the risk to which a Portfolio is subject,  and a Portfolio's  risk will vary based on the  securities  that it  holds at a given  time.  Nonetheless,  based on each  Portfolio's  investment  style  and the  risks typically  associated  with that style,  it is possible to assess in a general  manner the risks to which a Portfolio  will be subject.
The  following  discussion  highlights  the  investment  strategies  and risks of each  Portfolio.  Additional  information  about each
Portfolio's potential investments and its risks is included in this Prospectus under "Investment Objectives and Policies."

International Portfolios:

Portfolio:                    Investment Goal:               Primary Investments:
---------                     ---------------                -------------------

American Century Int'l        Capital growth                 The Portfolio invests primarily in equity securities of
Growth                                                       foreign companies.

American Century Int'l        Capital growth                 The Portfolio invests primarily in equity securities of
Growth II                                                    foreign companies.

Principal Investment Strategies:
-------------------------------

The AST American  Century  International  Growth  Portfolio  will seek to achieve its  investment  objective by investing  primarily in equity  securities of  international  companies that the Sub-advisor  believes will increase in value over time. The Sub-advisor uses a growth  investment  strategy it developed that looks for companies with earnings and revenue growth.  Ideally,  the  Sub-advisor  looks for  companies  whose  earnings  and  revenues  are not only  growing,  but are growing at an  accelerating  pace.  For purposes of the
Portfolio, equity securities include common stocks, preferred stocks and convertible securities.

The Sub-advisor  tracks financial  information for thousands of companies to research and select the stocks it believes will be able to sustain  accelerating  growth.  This  strategy  is based on the  premise  that,  over the long  term,  the  stocks  of  companies  with accelerating earnings and revenues have a greater-than-average chance to increase in value.

The Sub-advisor  recognizes that, in addition to locating strong companies with accelerating  earnings,  the allocation of assets among different  countries and regions also is an important factor in managing an international  portfolio.  For this reason, the Sub-advisor will consider a number of other factors in making  investment  selections,  including the prospects for relative  economic growth among countries  or  regions,  economic  and  political  conditions,  expected  inflation  rates,  currency  exchange  fluctuations  and  tax considerations.  Under normal  conditions,  the Portfolio  will invest at least 65% of its assets in equity  securities of issuers from at least three  countries  outside of the United  States.  While the  Portfolio's  focus will be on issuers in developed  markets,  the
Sub-advisor expects to invest to some degree in issuers in developing countries.

The AST American  Century  International  Growth  Portfolio II will seek to achieve its investment  objective in the same manner as the
AST American Century International Growth Portfolio as described above.

Principal Risks:
---------------

o    Both  international  portfolios are equity funds,  and the primary risk of each is that the value of the stocks they hold will decline.  Stocks can decline for many reasons,  including reasons related to the particular company, the industry of which it is a part, or the securities markets generally.

o        The level of risk of the  international  portfolios  will generally be higher than the level of risk  associated with domestic equity funds.  Foreign  investments  involve risks such as fluctuations in currency  exchange rates, less liquid and more volatile securities  markets,  unstable  political  and economic  structures,  reduced  availability  of  information,  and lack of uniform financial  reporting and regulatory  practices such as those that apply to U.S.  issuers.  While neither  international  portfolio invests primarily in companies located in developing  countries,  each may invest in those companies to some degree, and the risks of foreign investment may be accentuated by investment in developing countries.

Past Performance

             The bar charts show the  performance  of each  Portfolio  for each full calendar year the Portfolio has been in operation.
The tables below each bar chart show each such  Portfolio's  best and worst quarters  during the periods  included in the bar chart, as well as average  annual total returns for each  Portfolio  since  inception.  This  information  may help provide an indication of each
Portfolio's  risks by showing  changes in performance  from year to year and by comparing the  Portfolio's  performance  with that of a broad-based  securities  index. The performance  figures do not reflect any charges  associated with the variable  insurance  contracts through which  Portfolio  shares are purchased;  and would be lower if they did. All figures  assume  reinvestment  of dividends.  Past performance does not necessarily indicate how a Portfolio will perform in the future.

AST AMERICAN CENTURY INTERNATIONAL GROWTH PORTFOLIO

80.00%
60.00%
40.00%
20.00%
0.00%
-20.00%
15.10%
18.68%
65.20%
-16.10%
1997
1998
1999
2000

Best Quarter	Worst Quarter
Up 49.04%, 4th quarter 1999	Down 17.66%, 3rd quarter 1998

Average annual total returns For periods ending 12/31/00	Portfolio	Index: Morgan Stanley Capital International (MSCI) EAFE Index
1 year	-16.10%	-14.17%
Since Inception (1/2/97)	17.32%	8.36%

AST AMERICAN CENTURY INTERNATIONAL GROWTH PORTFOLIO II*

40.00%
30.00%
20.00%
10.00%
0.00%
-10.00%
-20.00%
-3.80%
11.09%
14.17%
1.36%
14.03%
31.95%
-17.38%
1994
1995
1996
1997
1998
1999
2000

Best Quarter	Worst Quarter
Up 24.22%, 4th quarter 1999	Down 13.58%, 3rd quarter 1998

Average annual total returns For periods ending 12/31/00	Portfolio	Index: Morgan Stanley Capital International (MSCI) EAFE Index
1 year	-17.38%	-14.17%
5 year	7.55%	7.13%
Since Inception (1/4/94)	6.34%	6.56%

*Prior to May 1, 2000, the AST American Century International Growth Portfolio II was known as the AST T. Rowe Price International Equity Portfolio, and T. Rowe Price International, Inc. served as Sub-advisor to the Portfolio.

FEES AND EXPENSES OF THE  PORTFOLIOS:  The table below  describes  the fees and expenses that you may pay if you buy and hold shares of the Portfolios.  Unless otherwise indicated, the expenses shown below are for the year ending December 31, 2000.

SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment):

Maximum Sales Charge (Load) Imposed on Purchases                                                 NONE*
Maximum Deferred Sales Charge (Load)                                                             NONE*
Maximum Sales Charge (Load) Imposed on Reinvested Dividends                                      NONE*
Redemption Fees                                                                                  NONE*
Exchange Fee                                                                                     NONE*

* Because  shares of the  Portfolios may be purchased  through  variable  insurance  products,  the prospectus of the relevant  product should be  carefully  reviewed for  information  on the charges and  expenses of those  products.  This table does not reflect any such charges.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Portfolio assets, in %):

                                           Management   Distribution   Other        Total Annual    Fee Waivers     Net
                                           Fees         and Service    Expenses     Portfolio      and Expense      Annual
                                                        (12b-1)                     Operating      Reimbursement(2) Fund
Portfolio:                                              Fees(1)                     Expenses                        Operating
                                                                                                                    Expenses
------------------------------------------ ------------ -------------- ------------ -------------- ---------------- ------------
AST American Century International Growth      1.00         0.00            0.27         1.27           N/A              1.27
AST American Century International             1.00         0.00            0.26         1.26           N/A              1.26
Growth II

(1) As  discussed  below  under  "Management  of the  Trust - Fees  and  Expenses,  the  Trustees  adopted  a  Distribution  Plan  (the
"Distribution  Plan") under Rule 12b-1 to permit an affiliate of the Trust's  Investment  Manager to receive  brokerage  commissions in connection with purchases and sales of securities held by the  Portfolios,  and to use these  commissions to promote the sale of shares of the Portfolio.  While the brokerage  commission  rates and amounts paid by the various  Portfolios are not expected to increase as a result of the  Distribution  Plan, the staff of the  Securities  and Exchange  Commission  takes the position that  commission  amounts received  under the  Distribution  Plan should be reflected as  distribution  expenses of the  Portfolios.  The  Distribution  Fees are derived and annualized from data regarding  commission  amounts directed to the affiliate under the Distribution  Plan.  Although there are no maximum amounts  allowable,  actual  commission  amounts directed under the Distribution Plan will vary and the amounts directed during the last full fiscal year of the Plan's operations may differ from the amounts listed in the above chart.
(2) The  Investment  Manager has agreed to  reimburse  and/or  waive fees for certain  Portfolios  until at least April 30,  2002.  The caption "Total Annual Fund Operating  Expenses"  reflects the  Portfolios'  fees and expenses  before such waivers and  reimbursements, while the caption "Net Annual Fund Operating Expenses" reflects the effect of such waivers and reimbursements.

EXPENSE EXAMPLES:

         This example is intended to help you compare the cost of investing in the Portfolios with the cost of investing in other mutual funds.

         The Example assumes that you invest $10,000 in a Portfolio for the time periods indicated.  The Example also assumes that your investment has a 5% return each year, that the Portfolios' total operating expenses remain the same, and that any expense waivers and reimbursements remain in effect only for the periods during which they are binding.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                                After:
Portfolio:                                           1 yr.             3 yrs.           5 yrs.            10 yrs.
---------                                            ------------------------------------------------------------

AST American Century International Growth            129               403              697               1,534
AST American Century International Growth II         128               400              692               1,523

INVESTMENT OBJECTIVES AND POLICIES:

         The investment  objective,  policies and limitations for each of the Portfolios are described  below.  While certain  policies apply to all Portfolios,  generally each Portfolio has a different  investment  objective and investment focus. As a result, the risks, opportunities  and returns of investing in each  Portfolio  will  differ.  The  investment  objectives  and policies of the  Portfolios generally are not fundamental policies and may be changed by the Trustees without shareholder approval.

         There can be no assurance  that the investment  objective of any Portfolio  will be achieved.  Risks relating to certain types of securities  and  instruments in which the  Portfolios  may invest are described in this  Prospectus  under "Certain Risk Factors and
Investment Methods."

         If approved by the Trustees, the Trust may add more Portfolios and may cease to offer any existing Portfolios in the future.

AST AMERICAN CENTURY INTERNATIONAL GROWTH PORTFOLIO:

Investment Objective:  The investment objective of the Portfolio is to seek capital growth.

Principal Investment Policies and Risks:

         The Portfolio  will seek to achieve its  investment  objective by investing  primarily in equity  securities of  international companies  that the  Sub-advisor  believes will  increase in value over time.  The  Sub-advisor  uses a growth  investment  strategy it developed that looks for companies with earnings and revenue growth.  Ideally,  the Sub-advisor  looks for companies whose earnings and revenues are not only growing,  but are growing at an accelerating pace.  Accelerating  growth is shown, for example, by growth that is faster this quarter  than last or faster this year than the year  before.  For purposes of the  Portfolio,  equity  securities  include common stocks, preferred stocks and convertible securities.

         The  Sub-advisor  tracks  financial  information for thousands of companies to research and select the stocks it believes will be able to sustain  accelerating  growth.  This strategy is based on the premise that, over the long term, the stocks of companies with accelerating earnings and revenues have a greater-than-average chance to increase in value.

         The  Sub-advisor  recognizes  that, in addition to locating strong  companies with  accelerating  earnings,  the allocation of assets among  different  countries and regions also is an important  factor in managing an  international  portfolio.  For this reason, the  Sub-advisor  will  consider a number of other  factors in making  investment  selections,  including  the  prospects  for relative economic  growth  among  countries  or regions,  economic  and  political  conditions,  expected  inflation  rates,  currency  exchange fluctuations  and tax  considerations.  Under  normal  conditions,  the  Portfolio  will  invest at least  65% of its  assets in equity securities of issuers from at least three countries  outside of the United States.  In order to maintain  investment  flexibility,  the
Portfolio has not otherwise established geographic requirements for asset distribution.

         While the  Portfolio's  focus will be on issuers in developed  markets,  the  Sub-advisor  expects to invest to some degree in issuers in developing  countries.  The Portfolio may make foreign investments either directly in foreign  securities,  or indirectly by purchasing  depositary  receipts.  Securities  purchased in foreign markets may either be traded on foreign securities  exchanges or in the over-the-counter markets.

         As with all stocks,  the value of the stocks held by the  Portfolio  can  decrease as well as  increase.  As a fund  investing primarily in equity securities of foreign issuers,  the Portfolio may be subject to a level of risk and share price fluctuation  higher than most funds that invest primarily in domestic  equities.  Foreign  companies may be subject to greater economic risks than domestic companies,  and foreign  securities  are subject to certain risks relating to political,  regulatory  and market  structures and events that  domestic  securities  are not subject to. To the extent the Portfolio  invests in  securities of issuers in developing  counties, the Portfolio may be subject to even greater levels of risk and share price fluctuation.

Other Investments:

         Securities  of U.S.  issuers may be included  in the  Portfolio  from time to time.  The  Portfolio  also may invest in bonds, notes and debt  securities of companies and  obligations  of domestic or foreign  governments  and their  agencies.  The Portfolio will limit its purchases of debt  securities to  investment  grade  obligations.  The  Portfolio  may enter into  non-leveraged  stock index futures contracts and may make short sales "against the box."

         Derivative  Securities.  The Portfolio may invest in derivative  securities.  Certain of these  derivative  securities  may be described as  "index/structured"  securities,  which are securities whose value or performance is linked to other equity securities (as in the case of  depositary  receipts),  currencies,  interest  rates,  securities  indices or other  financial  indicators  ("reference indices").  The Portfolio may not invest in a derivative  security  unless the reference index or the instrument to which it relates is an eligible  investment for the Portfolio.  For example,  a security whose  underlying value is linked to the price of oil would not be a permissible  investment  because the  Portfolio  may not invest in oil and gas leases or futures.  The Portfolio may make short sales
"against the box."

         Forward Currency Exchange  Contracts.  As a fund investing  primarily in foreign  securities,  the value of the Portfolio will be affected by changes in the exchange rates between foreign  currencies and the U.S. dollar.  To protect against adverse  movements in exchange rates, the Portfolio may, for hedging purposes only, enter into forward foreign  currency  exchange  contracts.  The Portfolio may enter into a forward contract to "lock-in" an exchange rate for a specific  purchase or sale of a security.  Less  frequently,  the
Portfolio  may enter  into a forward  contract  to seek to  protect  its  holdings  in a  particular  currency  from a decline  in that currency.  Predicting  the relative  future  values of  currencies  is very  difficult,  and there is no assurance  that any attempt to reduce the risk of adverse currency movements through the use of forward contracts will be successful.

         Indirect  Foreign  Investments.  The  Portfolio  may invest up to 10% of its assets in certain  foreign  countries  indirectly through  investment funds and registered  investment  companies that invest in those countries.  If the Portfolio invests in investment companies, it will bear its proportionate share of the costs incurred by such companies, including any investment advisory fees.

         Additional  information  about the  securities  that the  Portfolio  may invest in and their  risks is  included  below  under
"Certain Risk Factors and Investment Methods."

         Temporary  Investments.  Under  exceptional  market or economic  conditions,  the  Portfolio may  temporarily  invest all or a substantial portion of its assets in cash or investment-grade  short-term  securities.  While the Portfolio is in a defensive position, the ability to achieve its investment objective of capital growth may be limited.

AST AMERICAN CENTURY INTERNATIONAL GROWTH PORTFOLIO II:

The  investment  objective,  policies and risks of the  Portfolio  are  substantially  identical  to those of the AST American  Century
International Growth Portfolio as described immediately above.

PORTFOLIO TURNOVER:

         Each  Portfolio  may sell its  portfolio  securities,  regardless  of the  length of time that  they  have been  held,  if the
Sub-advisor  and/or  the  Investment  Manager  determines  that it  would  be in the  Portfolio's  best  interest  to do so.  It may be appropriate to buy or sell portfolio  securities due to economic,  market,  or other factors that are not within the  Sub-advisor's  or
Investment  Manager's  control.  Such transactions  will increase a Portfolio's  "portfolio  turnover." A 100% portfolio  turnover rate would occur if all of the securities in a portfolio of investments were replaced during a given period.

         Although  turnover  rates may vary  substantially  from year to year,  it is  anticipated  that the following  Portfolios  may regularly have annual rates of turnover exceeding 100%:

         AST American Century International Growth Portfolio
         AST American Century International Growth Portfolio II

         A high rate of portfolio turnover involves  correspondingly  higher brokerage commission expenses and other transaction costs, which are borne by a Portfolio and will reduce its performance.

NET ASSET VALUE:

         The net asset value per share  ("NAV") of each  Portfolio is  determined  as of the close of the New York Stock  Exchange (the
"NYSE")  (normally 4:00 p.m.  Eastern Time) on each day that the NYSE is open for business.  NAV is determined by dividing the value of a Portfolio's  total  assets,  less any  liabilities,  by the number of total shares of that  Portfolio  outstanding.  In general,  the assets of each Portfolio  (except the AST Money Market  Portfolio) are valued on the basis of market  quotations.  However,  in certain circumstances  where market  quotations are not readily  available or are believed to be inaccurate,  assets are valued by methods that are believed to accurately  reflect their fair value.  Because NAV is calculated  and purchases may be made only on business  days, and because  securities  traded on foreign  exchanges may trade on other days,  the value of a Portfolio's  investments  may change on days when shares cannot be purchased or redeemed.

PURCHASE AND REDEMPTION OF SHARES:

         Purchases of shares of the  Portfolios  may be made only by separate  accounts of  Participating  Insurance  Companies for the purpose of investing assets  attributable to variable annuity contracts and variable life insurance  policies  ("contractholders"),  or by qualified plans. The separate  accounts of the Participating  Insurance  Companies place orders to purchase and redeem shares of the
Trust based on, among other things,  the amount of premium  payments to be invested and the amount of surrender  and transfer  requests to be effected on that day under the variable annuity  contracts and variable life insurance  policies.  Orders are effected on days on which the NYSE is open for trading.  Orders received  before 4:00 P.M.  Eastern time are effected at the NAV determined as of 4:00 P.M.
Eastern Time on that same day.  Orders  received  after 4:00 P.M.  Eastern Time are effected at the NAV  calculated  the next  business day.  Payment  for  redemptions  will be made  within  seven days after the  request is  received.  The Trust does not assess any fees, either  when it sells or when it redeems  its  securities.  However,  surrender  charges,  mortality  and  expense  risk fees and other charges may be  assessed by  Participating  Insurance  Companies  under the  variable  annuity  contracts  or variable  life  insurance policies.  Please  refer  to the  prospectuses  for the  variable  annuity  contracts  and  variable  insurance  policies  for  further information on these fees.

         As of the date of this Prospectus,  American Skandia Life Assurance  Corporation ("ASLAC") and Kemper Investors Life Insurance
Company are the only  Participating  Insurance  Companies.  The profit  sharing plan  covering  employees of ASLAC and its  affiliates, which is a retirement  plan  qualified  under Section  401(a) of the Internal  Revenue Code of 1986, as amended,  also may directly own shares of the Trust.  Certain  conflicts of interest may arise as a result of  investment in the Trust by various  insurance  companies for the benefit of their  contractholders  and by various  qualified  plans.  These conflicts could arise because of differences in the tax treatment of the various  investors,  because of actions of the  Participating  Insurance  Companies and/or the qualified plans, or other  reasons.  The Trust does not currently  expect that any material  conflicts of interest will arise.  Nevertheless,  the Trustees intend to monitor events in order to identify any material  irreconcilable  conflicts and to determine what action,  if any,  should be taken in response to such  conflicts.  Should any  conflict  arise that would  require a  substantial  amount of assets to be withdrawn from the Trust, orderly portfolio management could be disrupted.

MANAGEMENT OF THE TRUST:

Investment Manager: American Skandia Investment Services,  Incorporated ("ASISI"), One Corporate Drive, Shelton,  Connecticut,  acts as
Investment  Manager to the Trust.  ASISI has served as Investment  Manager since 1992, and currently serves as Investment  Manager to a total of 73 investment  company portfolios  (including the Portfolios of the Trust).  ASISI is an indirect  wholly-owned  subsidiary of
Skandia  Insurance  Company Ltd.  ("Skandia").  Skandia is a Swedish company that owns,  directly or indirectly,  a number of insurance companies in many countries.  The predecessor to Skandia commenced operations in 1855.

         The Trust's Investment  Management  Agreements with ASISI (the "Management  Agreements")  provide that ASISI will furnish each applicable  Portfolio with investment  advice and  administrative  services  subject to the supervision of the Board of Trustees and in conformity  with the stated  policies of the applicable  Portfolio.  The  Investment  Manager has engaged  Sub-advisors  to conduct the investment programs of each Portfolio,  including the purchase,  retention and sale of portfolio securities.  The Investment Manager is responsible  for  monitoring  the  activities of the  Sub-advisors  and reporting on such  activities to the Trustees.  The  Investment
Manager  must also  provide,  or  obtain  and  supervise,  the  executive,  administrative,  accounting,  custody,  transfer  agent and shareholder servicing services that are deemed advisable by the Trustees.

         The Trust has obtained an exemption  from the Securities and Exchange  Commission  that permits ASISI,  subject to approval by the Board of Trustees of the Trust,  to change  sub-advisors  for a Portfolio and to enter into new  sub-advisory  agreements,  without obtaining  shareholder  approval of the changes.  This exemption (which is similar to exemptions granted to other investment  companies that are  organized in a similar  manner as the Trust) is intended to  facilitate  the  efficient  supervision  and  management  of the sub-advisors by ASISI and the Trustees.

Sub-advisors:

         American Century Investment  Management,  Inc. ("American  Century"),  American Century Tower, 4500 Main Street,  Kansas City,
Missouri  64111,  serves as Sub-advisor for the AST American  Century  International  Growth  Portfolio,  and the AST American  Century
International  Growth  Portfolio II.  American  Century has been providing  investment  advisory  services to investment  companies and institutional  clients since 1958. As of December 31, 2000,  American Century and its affiliates managed assets totaling  approximately
$103 billion.

         American Century utilizes a team of portfolio  managers,  assistant  portfolio managers and analysts acting together to manage the assets of the Portfolios.

         The portfolio  manager  members of the portfolio team  responsible  for management of the AST American  Century  International
Growth  Portfolio  and the AST American  Century  International  Growth  Portfolio II are Henrik  Strabo and Mark S.  Kopinski.  Henrik
Strabo joined American Century in 1993 as an investment  analyst,  has been a portfolio manager member of the international  team since
1994 and has managed the AST  American  Century  International  Growth  Portfolio  since its  inception  and the AST  American  Century
International  Growth  Portfolio II since American  Century became the  Portfolio's  Sub-advisor  in May 2000.  Mark S. Kopinski,  Vice
President and Portfolio  Manager for American  Century,  rejoined  American  Century in April 1997 and has  co-managed the AST American
Century  International  Growth Portfolio since that time and the AST American Century  International Growth Portfolio II since American
Century  became the  Portfolio's  Sub-advisor.  From June 1995 to March 1997,  Mr.  Kopinski  served as Vice  President  and  Portfolio
Manager for Federated Investors, Inc.

Fees and Expenses:

         Investment  Management Fees.  ASISI receives a fee,  payable each month, for the performance of its services.  ASISI pays each
Sub-advisor  a portion of such fee for the  performance  of the  Sub-advisory  services at no  additional  cost to any  Portfolio.  The
Investment  Management fee for each  Portfolio will differ,  reflecting the differing  objectives,  policies and  restrictions  of each
Portfolio.  Each  Portfolio's  fee is accrued daily for the purposes of determining  the sale and redemption  price of the  Portfolio's shares.  The fees paid to ASISI for the fiscal year ended  December 31, 2000 by each  Portfolio  that was in operation  for that entire fiscal year, stated as a percentage of the Portfolio's average daily net assets, were as follows:

Portfolio:                                                                               Annual Rate:
----------                                                                               ------------

AST American Century International Growth Portfolio:                                         1.00%
AST American Century International Growth Portfolio II:                                      1.00%

         For more  information  about  investment  management  fees,  including  voluntary fee waivers and the fee rates  applicable at various  asset  levels,  and the fees  payable by ASISI to each of the  Sub-advisors,  please  see the  Trust's  SAI under  "Investment
Advisory and Other Services."

         Other Expenses.  In addition to Investment  Management  fees, each Portfolio pays other expenses,  including costs incurred in connection with the maintenance of its securities law  registrations,  printing and mailing  prospectuses  and statements of additional information to shareholders,  certain office and financial  accounting  services,  taxes or governmental fees,  brokerage  commissions, custodial,  transfer and shareholder  servicing agent costs,  expenses of outside counsel and independent  accountants,  preparation of shareholder  reports and expenses of trustee and shareholder  meetings.  The Trust may also pay Participating  Insurance  Companies for printing  and delivery of certain  documents  (including  prospectuses,  semi-annual  and annual  reports and any proxy  materials)  to holders of variable  annuity  contracts  and variable  life  insurance  policies  whose assets are invested in the Trust.  Expenses not directly attributable to any specific Portfolio or Portfolios are allocated on the basis of the net assets of the Portfolios.

         Distribution  Plan.  The  Trust has  adopted a  Distribution  Plan  (the  "Distribution  Plan")  under  Rule  12b-1  under the
Investment  Company Act of 1940 to permit  American  Skandia  Marketing,  Inc.  ("ASM"),  an affiliate of ASISI,  to receive  brokerage commissions in connection with purchases and sales of securities held by the  Portfolios,  and to use these  commissions to promote the sale of shares of the Portfolios.  Under the  Distribution  Plan,  transactions for the purchase and sale of securities for a Portfolio may be directed  to certain  brokers for  execution  ("clearing  brokers")  who have  agreed to pay part of the  brokerage  commissions received on these  transactions  to ASM for  "introducing"  transactions  to the clearing  broker.  In turn, ASM will use the brokerage commissions  received as an introducing broker to pay various  distribution-related  expenses,  such as advertising,  printing of sales materials,  and payments to dealers.  No Portfolio  will pay any new fees or charges  resulting from the  Distribution  Plan, nor is it expected that the brokerage commissions paid by a Portfolio will increase as the result of implementation of the Distribution Plan.

TAX MATTERS:

         Each Portfolio  intends to distribute  substantially  all its net investment  income.  Dividends  from  investment  income are expected  to be declared  and  distributed  annually,  although  the  Trustees  of the Trust may decide to declare  dividends  at other intervals.  Similarly,  any net realized  long- and  short-term  capital gains of each  Portfolio  will be declared and  distributed at least annually  either during or after the close of the Portfolio's  fiscal year.  Distributions  will be made to the various  separate accounts of the Participating  Insurance  Companies and to qualified plans (not to holders of variable  insurance  contracts or to plan participants)  in the form of  additional  shares  (not in cash).  The result is that the  investment  performance  of the  Portfolios, either in the form of dividends or capital gains, will be reflected in the value of the variable contracts or the qualified plans.

         Holders of variable  annuity  contracts  or  variable  life  insurance  policies  should  consult  the  prospectuses  of their respective  contracts or policies for information on the federal income tax consequences to such holders,  and plan participants should consult any  applicable  plan  documents for  information on the federal income tax  consequences  to such  participants.  In addition, variable  contract owners and qualified plan  participants  may wish to consult with their own tax advisors as to the tax  consequences of investments in the Trust, including the application of state and local taxes.

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FINANCIAL  HIGHLIGHTS:  The  financial  highlights  table is  intended to help you  understand  the  Portfolio's  financial performance for the past five years.  Certain  information  reflects  financial  results for a single  Portfolio share. The total  returns  in the  table  represent  the rate  that an  investor  would  have  earned  or lost in the  Portfolio.  The information  has been audited by Deloitte & Touche LLP, the Trust's  independent  auditors.  The report of the  independent auditors,  along with the Portfolio's  financial  statements,  are included in the annual reports of the separate  accounts funding the variable  annuity  contracts and variable life  insurance  policies,  which are available  without  charge upon request to the Trust at One Corporate Drive, Shelton, Connecticut or by calling (800) 752-6342.

                                                  INCREASE (DECREASE) FROM
                                                           INVESTMENT OPERATIONS                            LESS DISTRIBUTIONS
                                            ----------------------------------------------------------------------------------------

                               NET ASSET       NET                                                                        NET ASSET
                                VALUE      INVESTMENT   NET REALIZED   TOTAL FROM    FROM NET   FROM NET                    VALUE
                   PERIOD      BEGINNING     INCOME    & UNREALIZED    INVESTMENT   INVESTMENT  REALIZED      TOTAL          END
PORTFOLIO          ENDED        OF PERIOD      (LOSS)     GAIN (LOSS)   OPERATIONS   INCOME      GAINS     DISTRIBUTIONS  OF PERIOD
---------          -----        ---------      ------     -----------   ----------   ------      -----     -------------  ---------

AST American Century  12/31/00   $16.67      $(0.01)      $(2.57)        $(2.58)     $(0.04)    $(1.64)      $(1.68)        $12.41
Intl Growth II**      12/31/99    13.39         0.06         3.95           4.01      (0.09)     (0.64)       (0.73)         16.67
                      12/31/98    12.09         0.08         1.59           1.67      (0.14)     (0.23)       (0.37)         13.39
                      12/31/97    12.07         0.09         0.08           0.17      (0.07)     (0.08)       (0.15)         12.09
                      12/31/96    10.65         0.06         1.44           1.50      (0.08)         --       (0.08)         12.07

AST American Century  12/31/00   $22.40        $0.03      $(3.45)        $(3.42)  $       --    $(0.82)      $(0.82)        $18.16
International Growth  12/31/99    13.66       (0.04)         8.88           8.84          --     (0.10)       (0.10)         22.40
                      12/31/98    11.52         0.03         2.12           2.15      (0.01)         --       (0.01)         13.66
                      12/31/97(1) 10.00       (0.03)         1.55           1.52          --         --           --         11.52

---------------------------------------------------------------------------------------------------------------------------
* For 1999 and 2000,  includes  commissions  received by American Skandia  Marketing,  Inc. under the Trust's  Distribution
Plan, as described in this Prospectus under "Management of the Trust - Distribution Plan".
** Prior to May 1,  2000,  Rowe  Price-Fleming  International,  Inc.  served as  Sub-advisor  to the AST  American  Century
International  Growth  Portfolio II (formerly,  the AST T. Rowe Price  International  Equity  Portfolio).  American Century
Investment Management, Inc. has served as Sub-advisor to the Portfolio since May 1, 2000.
(1) Commenced operations on January 2, 1997.

                                                                            RATIOS OF EXPENSES
               SUPPLEMENTAL DATA                                           TO AVERAGE NET ASSETS*
    --------------------------------------------                   ----------------------------------

                                                                 AFTER ADVISORY       BEFORE ADVISORY          RATIO OF NET
                NET ASSETS AT            PORTFOLIO                 FEE WAIVER           FEE WAIVER         INVESTMENT INCOME
TOTAL           END OF PERIOD            TURNOVER                  AND EXPENSE          AND EXPENSE         (LOSS) TO AVERAGE
RETURN            (IN 000'S)               RATE                  REIMBURSEMENT         REIMBURSEMENT            NET ASSETS
------            ----------               ----                  -------------         -------------            ----------

(17.38%)         $388,396                   166%                       1.26%                1.26%                (0.07%)
   31.95%         516,824                    29%                       1.26%                1.26%                  0.47%
   14.03%         472,161                    32%                       1.25%                1.25%                  0.60%
     1.36%        464,456                    19%                       1.26%                1.26%                  0.71%
   14.17%         402,559                    11%                       1.30%                1.30%                  0.84%

(16.10%)          $332,504                  126%                        1.27%                1.27%                (0.04%)
   65.20%          154,226                  112%                        1.50%                1.50%                (0.32%)
   18.68%           77,733                  220%                        1.65%                1.65%                 0.10%
   15.10%           33,125                  171%                        1.75%(1)             1.75%(1)             (0.58%)(1)

---------------------------------------------------------------------------------------------------------------------------

CERTAIN RISK FACTORS AND INVESTMENT METHODS:

         The following is a description  of certain  securities  and  investment  methods that the Portfolios may invest in or use, and certain of the risks  associated  with such  securities  and  investment  methods.  The primary  investment  focus of each Portfolio is described  above under  "Investment  Objective and Policies" and an investor should refer to that section to obtain  information  about each Portfolio.  In general,  whether a particular  Portfolio may invest in a specific type of security or use an investment  method is described above or in the Trust's SAI under  "Investment  Objectives and Policies." As noted below,  however,  certain risk factors and investment methods apply to all or most of the Portfolios.

DERIVATIVE INSTRUMENTS:

         To the extent  permitted by the investment  objectives  and policies of a Portfolio,  a Portfolio may invest in securities and other  instruments that are commonly  referred to as  "derivatives."  For instance,  a Portfolio may purchase and write (sell) call and put  options on  securities,  securities  indices and  foreign  currencies,  enter into  futures  contracts  and use options on futures contracts,  and enter into swap agreements with respect to foreign  currencies,  interest rates,  and securities  indices.  In general, derivative  instruments  are  securities  or other  instruments  whose  value is  derived  from or  related  to the value of some other instrument or asset.

         There are many types of derivatives and many different ways to use them. Some  derivatives and derivative  strategies  involve very little risk,  while others can be extremely  risky and can lead to losses in excess of the amount  invested in the  derivative.  A
Portfolio may use derivatives to hedge against changes in interest rates,  foreign  currency  exchange rates or securities  prices,  to generate  income,  as a low cost method of gaining  exposure to a particular  securities  market  without  investing  directly in those securities, or for other reasons.

         The use of these  strategies  involves  certain  special  risks,  including  the risk that the price  movements of  derivative instruments will not correspond exactly with those of the investments from which they are derived.  In addition,  strategies  involving derivative  instruments  that are  intended  to  reduce  the risk of loss  can also  reduce  the  opportunity  for  gain.  Furthermore, regulatory  requirements  for a Portfolio  to set aside assets to meet its  obligations  with  respect to  derivatives  may result in a
Portfolio  being unable to purchase or sell  securities  when it would  otherwise  be favorable to do so, or in a Portfolio  needing to sell  securities  at a  disadvantageous  time. A Portfolio  may also be unable to close out its  derivatives  positions  when  desired.
There is no assurance  that a Portfolio  will engage in  derivative  transactions.  Certain  derivative  instruments  and some of their risks are described in more detail below.

         Options.  Most of the  Portfolios  may  purchase  or write  (sell)  call or put options on  securities,  financial  indices or currencies.  The  purchaser  of an option on a security or currency  obtains  the right to purchase  (in the case of a call  option) or sell (in the case of a put option) the security or currency at a specified  price  within a limited  period of time.  Upon  exercise by the purchaser,  the writer  (seller) of the option has the obligation to buy or sell the underlying  security at the exercise price. An option on a securities  index is similar to an option on an  individual  security,  except that the value of the option  depends on the value of the securities comprising the index, and all settlements are made in cash.

         A  Portfolio  will pay a premium to the party  writing  the option  when it  purchases  an option.  In order for a call option purchased by a Portfolio to be  profitable,  the market price of the  underlying  security  must rise  sufficiently  above the exercise price to cover the premium and other  transaction  costs.  Similarly,  in order for a put option to be profitable,  the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and other transaction costs.

         Generally,  the Portfolios will write call options only if they are covered (i.e.,  the Portfolio owns the security subject to the option or has the right to acquire it without  additional  cost).  By writing a call option,  a Portfolio  assumes the risk that it may be  required to deliver a security  for a price lower than its market  value at the time the option is  exercised.  Effectively,  a
Portfolio that writes a covered call option gives up the  opportunity  for gain above the exercise price should the market price of the underlying  security  increase,  but retains the risk of loss should the price of the  underlying  security  decline.  A Portfolio will write call options in order to obtain a return from the premiums  received and will retain the premiums  whether or not the options are exercised,  which will help offset a decline in the market value of the  underlying  securities.  A Portfolio  that writes a put option likewise receives a premium,  but assumes the risk that it may be required to purchase the underlying  security at a price in excess of its current market value.

         A Portfolio may sell an option that it has  previously  purchased  prior to the purchase or sale of the  underlying  security.
Any such sale would  result in a gain or loss  depending  on whether  the amount  received on the sale is more or less than the premium and other  transaction  costs paid on the  option.  A Portfolio  may  terminate  an option it has  written by  entering  into a closing purchase transaction in which it purchases an option of the same series as the option written.

         Futures  Contracts and Related Options.  Each Portfolio may enter into financial  futures  contracts and related options.  The seller of a futures  contract  agrees to sell the  securities  or currency  called for in the  contract and the buyer agrees to buy the securities  or currency  at a specified  price at a  specified  future  time.  Financial  futures  contracts  may relate to  securities indices,  interest rates or foreign  currencies.  Futures  contracts are usually  settled through net cash payments rather than through actual delivery of the securities underlying the contract.  For instance,  in a stock index futures contract,  the two parties agree to take or make delivery of an amount of cash equal to a specified  dollar amount times the difference  between the stock index value when the contract  expires and the price  specified in the  contract.  A Portfolio may use futures  contracts to hedge against  movements in securities prices, interest rates or currency exchange rates, or as an efficient way to gain exposure to these markets.

         An option on a futures  contract  gives the purchaser  the right,  in return for the premium paid, to assume a position in the contract  at the  exercise  price at any time  during the life of the option.  The writer of the option is  required  upon  exercise to assume the opposite position.

         Under regulations of the Commodity Futures Trading Commission ("CFTC"), no Portfolio will:

         (i)      purchase or sell futures or options on futures  contracts or stock indices for purposes  other than bona fide hedging transactions  (as  defined by the CFTC) if as a result the sum of the initial  margin  deposits  and  premiums  required  to  establish positions in futures  contracts  and related  options that do not fall within the  definition of bona fide hedging  transactions  would exceed 5% of the fair market value of each Portfolio's net assets; and

         (ii)     enter into any futures contracts if the aggregate amount of that Portfolio's  commitments  under outstanding  futures contracts positions would exceed the market value of its total assets.

         Risks of Options  and Futures  Contracts.  Options and futures  contracts  can be highly  volatile  and their use can reduce a
Portfolio's  performance.  Successful use of these strategies  requires the ability to predict future  movements in securities  prices, interest rates,  currency exchange rates, and other economic  factors.  If a Sub-advisor seeks to protect a Portfolio against potential adverse movements in the relevant financial markets using these instruments,  and such markets do not move in the predicted  direction, the Portfolio  could be left in a less favorable  position than if such  strategies had not been used. A Portfolio's  potential  losses from the use of futures extends beyond its initial investment in such contracts.

         Among the other risks inherent in the use of options and futures are (a) the risk of imperfect  correlation  between the price of options and futures and the prices of the  securities  or  currencies  to which they relate,  (b) the fact that skills needed to use these  strategies  are  different  from those needed to select  portfolio  securities  and (c) the possible  need to defer  closing out certain  positions to avoid adverse tax  consequences.  With respect to options on stock indices and stock index  futures,  the risk of imperfect  correlation  increases the more the holdings of the  Portfolio  differ from the  composition  of the relevant  index.  These instruments may not have a liquid secondary market.  Option positions  established in the  over-the-counter  market may be particularly illiquid and may also involve the risk that the other party to the transaction fails to meet its obligations.

FOREIGN SECURITIES:

         Investments  in  securities  of foreign  issuers  may involve  risks that are not present  with  domestic  investments.  While investments in foreign securities can reduce risk by providing further  diversification,  such investments involve "sovereign risks" in addition to the credit and market risks to which  securities  generally  are  subject.  Sovereign  risks  includes  local  political or economic  developments,  potential  nationalization,  withholding taxes on dividend or interest payments,  and currency blockage (which would  prevent  cash from being  brought  back to the United  States).  Compared to United  States  issuers,  there is  generally  less publicly  available  information about foreign issuers and there may be less  governmental  regulation and supervision of foreign stock exchanges,  brokers and listed companies.  Foreign issuers are not generally  subject to uniform  accounting and auditing and financial reporting  standards,  practices and requirements  comparable to those  applicable to domestic  issuers.  In some countries,  there may also be the  possibility  of  expropriation  or  confiscatory  taxation,  difficulty in enforcing  contractual  and other  obligations, political or social instability or revolution, or diplomatic developments that could affect investments in those countries.

         Securities of some foreign issuers are less liquid and their prices are more volatile than  securities of comparable  domestic issuers.  Further,  it may be more difficult for the Trust's agents to keep currently  informed about  corporate  actions and decisions that may affect the price of portfolio securities.  Brokerage  commissions on foreign securities exchanges,  which may be fixed, may be higher than in the United  States.  Settlement of  transactions  in some foreign  markets may be less frequent or less reliable than in the United States,  which could affect the liquidity of  investments.  For example,  securities  that are traded in foreign markets may trade on days (such as Saturday or Holidays) when a Portfolio does not compute its price or accept  purchase or redemption  orders.  As a result, a shareholder may not be able to act on developments taking place in foreign countries as they occur.

         American  Depositary  Receipts ("ADRs"),  European  Depositary  Receipts ("EDRs"),  Global Depositary  Receipts ("GDRs"),  and
International  Depositary Receipts ("IDRs"). ADRs are U.S.  dollar-denominated  receipts generally issued by a domestic bank evidencing its ownership of a security of a foreign  issuer.  ADRs generally are publicly  traded in the United  States.  ADRs are subject to many of the same risks as direct  investments  in foreign  securities,  although  ownership  of ADRs may reduce or eliminate  certain  risks associated with holding assets in foreign  countries,  such as the risk of  expropriation.  EDRs, GDRs and IDRs are receipts similar to
ADRs that typically trade in countries other than the United States.

         Depositary  receipts  may  be  issued  as  sponsored  or  unsponsored  programs.  In  sponsored  programs,  the  issuer  makes arrangements to have its securities traded as depositary  receipts.  In unsponsored  programs,  the issuer may not be directly involved in the program.  Although  regulatory  requirements  with respect to sponsored  and  unsponsored  programs are generally  similar,  the issuers of unsponsored  depositary  receipts are not obligated to disclose  material  information in the United States and,  therefore, the import of such information may not be reflected in the market value of such securities.

         Developing  Countries.  Although none of the  Portfolios  invest  primarily in securities of issuers in developing  countries, many of the Funds may invest in these  securities  to some  degree.  Many of the risks  described  above with  respect to  investing in foreign issuers are accentuated when the issuers are located in developing  countries.  Developing  countries may be politically and/or economically  unstable,  and the  securities  markets  in those  countries  may be less  liquid or  subject  to  inadequate  government regulation and supervision.  Developing  countries have often  experienced high rates of inflation or sharply devalued their currencies against the U.S.  dollar,  causing the value of investments in companies  located in these countries to decline.  Securities of issuers in  developing  countries  may be more  volatile  and, in the case of debt  securities,  more  uncertain  as to payment of interest and principal.  Investments  in  developing  countries  may  include  securities  created  through  the Brady  Plan,  under  which  certain heavily-indebted countries have restructured their bank debt into bonds.

         Currency  Fluctuations.  Investments  in  foreign  securities  may be  denominated  in  foreign  currencies.  The  value  of a
Portfolio's  investments  denominated in foreign currencies may be affected,  favorably or unfavorably,  by exchange rates and exchange control  regulations.  A  Portfolio's  share price may,  therefore,  also be affected by changes in currency  exchange  rates.  Foreign currency  exchange  rates  generally  are  determined  by the  forces of supply  and  demand in  foreign  exchange  markets,  including perceptions  of the relative  merits of  investment  in different  countries,  actual or perceived  changes in interest  rates or other complex  factors.  Currency  exchange rates also can be affected  unpredictably by the intervention or the failure to intervene by U.S.
or foreign  governments or central banks,  or by currency  controls or political  developments  in the U.S. or abroad.  In addition,  a
Portfolio may incur costs in connection with conversions between various currencies.

         Foreign Currency  Transactions.  A Portfolio that invests in securities  denominated in foreign currencies will need to engage in foreign currency  exchange  transactions.  Such transactions may occur on a "spot" basis at the exchange rate prevailing at the time of the  transaction.  Alternatively,  a Portfolio  may enter into forward  foreign  currency  exchange  contracts.  A forward  contract involves  an  obligation  to  purchase  or sell a  specified  currency  at a  specified  future  date at a price set at the time of the contract.  A Portfolio  may enter into a forward  contract  when it wishes to "lock in" the U.S.  dollar price of a security it expects to or is obligated to purchase or sell in the future.  This  practice may be referred to as  "transaction  hedging." In addition,  when a Portfolio's  Sub-advisor  believes that the currency of a particular  country may suffer or enjoy a significant  movement compared to another  currency,  the Portfolio may enter into a forward  contract to sell or buy the first foreign currency (or a currency that acts as a proxy for such  currency).  This practice may be referred to as  "portfolio  hedging." In any event,  the precise  matching of the forward  contract  amounts and the value of the  securities  involved  generally  will not be possible.  No Portfolio will enter into a forward  contract if it would be obligated  to sell an amount of foreign  currency in excess of the value of the Fund's  securities  or other  assets  denominated  in or  exposed  to that  currency,  or will  sell an  amount  of proxy  currency  in excess of the value of securities  denominated in or exposed to the related  currency.  The effect of entering into a forward contract on a Portfolio's  share price will be similar to selling securities  denominated in one currency and purchasing securities  denominated in another.  Although a forward contract may reduce a Portfolio's  losses on securities  denominated in foreign currency,  it may also reduce the potential for gain on the  securities  if the  currency's  value moves in a direction  not  anticipated  by the  Sub-advisor.  In  addition,  foreign currency hedging may entail significant transaction costs.

COMMON AND PREFERRED STOCKS:

         Stocks  represent  shares of  ownership  in a company.  Generally,  preferred  stock has a specified  dividend and ranks after bonds and before common stocks in its claim on the company's  income for purposes of receiving  dividend  payments and on the company's assets in the event of liquidation.  (Some of the Sub-advisors  consider  preferred stocks to be equity  securities for purposes of the various  Portfolios'  investment  policies and restrictions,  while others consider them fixed income  securities.)  After other claims are  satisfied,  common  stockholders  participate  in company  profits on a pro rata basis;  profits may be paid out in  dividends  or reinvested in the company to help it grow.  Increases and decreases in earnings are usually  reflected in a company's  stock price,  so common stocks generally have the greatest appreciation and depreciation potential of all corporate securities.

FIXED INCOME SECURITIES:

         Most of the Portfolios,  including the Portfolios  that invest  primarily in equity  securities,  may invest to some degree in bonds, notes,  debentures and other obligations of corporations and governments.  Fixed-income  securities are generally subject to two kinds of risk:  credit risk and market risk.  Credit risk relates to the ability of the issuer to meet interest and principal  payments as they come due. The ratings  given a security by Moody's  Investors  Service,  Inc.  ("Moody's")  and  Standard & Poor's  Corporation
("S&P"),  which are  described  in detail in the  Appendix to the  Company's  SAI,  provide a generally  useful guide as to such credit risk.  The lower the  rating,  the  greater  the credit  risk the rating  service  perceives  to exist  with  respect to the  security.
Increasing the amount of Portfolio assets invested in lower-rated  securities  generally will increase the Portfolio's income, but also will  increase  the credit risk to which the  Portfolio  is subject.  Market risk  relates to the fact that the prices of fixed  income securities  generally  will be  affected by changes in the level of interest  rates in the markets  generally.  An increase in interest rates will tend to reduce the prices of such  securities,  while a decline in interest  rates will tend to increase  their  prices.  In general,  the longer the maturity or duration of a fixed income  security,  the more its value will  fluctuate with changes in interest rates.

         Lower-Rated Fixed Income  Securities.  Lower-rated  high-yield bonds (commonly known as "junk bonds") are those that are rated lower than the four highest  categories by a nationally  recognized  statistical  rating  organization (for example,  lower than Baa by
Moody's or BBB by S&P), or, if not rated,  are of equivalent  investment  quality as determined by the Sub-advisor.  Lower-rated  bonds are  generally  considered  to be high risk  investments  as they are  subject to  greater  credit  risk than  higher-rated  bonds.  In addition,  the market for lower-rated  bonds may be thinner and less active than the market for  higher-rated  bonds, and the prices of lower-rated  high-yield  bonds may  fluctuate  more than the prices of  higher-rated  bonds,  particularly  in times of market  stress.
Because  the risk of  default  is higher in  lower-rated  bonds,  a  Sub-advisor's  research  and  analysis  tend to be very  important ingredients in the selection of these bonds.  In addition,  the exercise by an issuer of redemption or call  provisions that are common in lower-rated bonds may result in their replacement by lower yielding bonds.

         Bonds rated in the four highest ratings  categories are frequently  referred to as "investment  grade."  However,  bonds rated in the fourth category (Baa or BBB) are considered medium grade and may have speculative characteristics.

MORTGAGE-BACKED SECURITIES:

         Mortgage-backed  securities  are securities  representing  interests in "pools" of mortgage loans on residential or commercial real property and that generally  provide for monthly  payments of both interest and principal,  in effect  "passing  through"  monthly payments  made by the  individual  borrowers  on the mortgage  loans (net of fees paid to the issuer or  guarantor of the  securities).
Mortgage-backed  securities are frequently issued by U.S.  Government  agencies or  Government-sponsored  enterprises,  and payments of interest and  principal on these  securities  (but not their market  prices) may be guaranteed by the full faith and credit of the U.S.
Government  or by the agency  only,  or may be  supported by the  issuer's  ability to borrow from the U.S.  Treasury.  Mortgage-backed securities created by non-governmental issuers may be supported by various forms of insurance or guarantees.

         Like other  fixed-income  securities,  the value of a  mortgage-backed  security will  generally  decline when interest  rates rise.  However,  when interest  rates are declining,  their value may not increase as much as other  fixed-income  securities,  because early repayments of principal on the underlying mortgages (arising,  for example,  from sale of the underlying  property,  refinancing, or  foreclosure)  may serve to reduce the remaining life of the security.  If a security has been purchased at a premium,  the value of the  premium  would  be lost in the  event of  prepayment.  Prepayments  on some  mortgage-backed  securities  may  necessitate  that a
Portfolio  find  other  investments,  which,  because of  intervening  market  changes,  will  often  offer a lower rate of return.  In addition, the mortgage securities market may be particularly affected by changes in governmental regulation or tax policies.

         Collateralized  Mortgage  Obligations (CMOs). CMOs are a type of mortgage  pass-through  security that are typically issued in multiple  series with each series having a different  maturity.  Principal and interest  payments from the  underlying  collateral  are first used to pay the principal on the series with the shortest  maturity;  in turn,  the  remaining  series are paid in order of their maturities.  Therefore,  depending  on the type of CMOs in which a  Portfolio  invests,  the  investment  may be  subject to greater or lesser risk than other types of mortgage-backed securities.

         Stripped  Mortgage-Backed  Securities.  Stripped  mortgage-backed  securities are mortgage  pass-through  securities that have been  divided  into  interest  and  principal  components.  "IOs"  (interest  only  securities)  receive the  interest  payments on the underlying  mortgages while "POs" (principal only securities)  receive the principal  payments.  The cash flows and yields on IO and PO classes are extremely  sensitive to the rate of principal  payments  (including  prepayments) on the underlying  mortgage loans. If the underlying  mortgages  experience  higher  than  anticipated  prepayments,  an  investor  in an IO class of a stripped  mortgage-backed security  may fail to  recoup  fully its  initial  investment,  even if the IO class is  highly  rated or is  derived  from a  security guaranteed by the U.S. Government.  Conversely,  if the underlying mortgage assets experience slower than anticipated prepayments,  the price on a PO class will be affected more severely than would be the case with a  traditional  mortgage-backed  security.  Unlike other fixed-income and other mortgage-backed securities, the value of IOs tends to move in the same direction as interest rates.

ASSET-BACKED SECURITIES:

         Asset-backed  securities  conceptually are similar to mortgage  pass-through  securities,  but they are secured by and payable from  payments  on assets  such as credit  card,  automobile  or trade  loans,  rather  than  mortgages.  The  credit  quality of these securities  depends  primarily upon the quality of the underlying  assets and the level of credit support or enhancement  provided.  In addition, asset-backed securities involve prepayment risks that are similar in nature to those of mortgage pass-through securities.

CONVERTIBLE SECURITIES AND WARRANTS:

         Certain of the Portfolios may invest in  convertible  securities.  Convertible  securities  are bonds,  notes,  debentures and preferred  stocks that may be converted  into or exchanged  for shares of common stock.  Many  convertible  securities  are rated below investment  grade because they fall below  ordinary debt  securities in order of preference or priority on the issuer's  balance sheet.
Convertible  securities  generally  participate  in the  appreciation  or  depreciation  of the  underlying  stock  into which they are convertible,  but to a lesser  degree.  Frequently,  convertible  securities  are  callable by the issuer,  meaning that the issuer may force conversion before the holder would otherwise choose.

         Warrants  are options to buy a stated  number of shares of common  stock at a specified  price any time during the life of the warrants.  The value of warrants may fluctuate  more than the value of the securities  underlying  the warrants.  A warrant will expire without value if the rights under such warrant are not exercised prior to its expiration date.

WHEN-ISSUED, DELAYED-DELIVERY AND FORWARD COMMITMENT TRANSACTIONS:

         The Portfolios may purchase  securities on a when-issued,  delayed-delivery  or forward  commitment basis.  These transactions generally  involve the  purchase of a security  with payment and  delivery  due at some time in the future.  A Portfolio  does not earn interest on such  securities  until  settlement and bears the risk of market value  fluctuations in between the purchase and settlement dates.  If the seller  fails to complete  the sale,  the  Portfolio  may lose the  opportunity  to obtain a favorable  price and yield.
While the Portfolios will generally engage in such when-issued,  delayed-delivery  and forward commitment  transactions with the intent of actually acquiring the securities, a Portfolio may sometimes sell such a security prior to the settlement date.

                  Certain  Portfolios may also sell  securities on a  delayed-delivery  or forward  commitment  basis. If the Portfolio does so, it will not  participate  in future gains or losses on the  security.  If the other party to such a  transaction  fails to pay for the securities, the Portfolio could suffer a loss.

ILLIQUID AND RESTRICTED SECURITIES:

         Subject  to  guidelines  adopted  by the  Trustees  of the  Trust,  each  Portfolio  may invest up to 15% of its net assets in illiquid  securities.  Illiquid  securities  are those that,  because of the absence of a readily  available  market or due to legal or contractual  restrictions on resale,  cannot be sold within seven days in the ordinary course of business at  approximately  the amount at which the  Portfolio has valued the  investment.  Therefore,  a Portfolio  may find it difficult to sell illiquid  securities at the time considered  most  advantageous by its Sub-advisor and may incur expenses that would not be incurred in the sale of securities that were freely marketable.

         Certain  securities that would otherwise be considered  illiquid because of legal restrictions on resale to the general public may be traded among  qualified  institutional  buyers under Rule 144A of the Securities Act of 1933.  These Rule 144A  securities,  and well as  commercial  paper that is sold in private  placements  under Section 4(2) of the  Securities  Act, may be deemed liquid by the
Portfolio's  Sub-advisor  under the  guidelines  adopted  by the  Trustees  of the  Trust.  However,  the  liquidity  of a  Portfolio's investments in Rule 144A securities could be impaired if trading does not develop or declines.

REPURCHASE AGREEMENTS:

         Each Portfolio may enter into repurchase  agreements.  Repurchase  agreements are agreements by which a Portfolio  purchases a security  and obtains a  simultaneous  commitment  from the seller to  repurchase  the  security at an agreed upon price and date.  The resale price is in excess of the purchase  price and reflects an agreed upon market rate  unrelated to the coupon rate on the purchased security.  Repurchase  agreements  must be  fully  collateralized  and  can be  entered  into  only  with  well-established  banks  and broker-dealers  that  have been  deemed  creditworthy  by the  Sub-advisor.  Repurchase  transactions  are  intended  to be  short-term transactions,  usually with the seller  repurchasing the securities within seven days.  Repurchase  agreements that mature in more than seven days are subject to a Portfolio's limit on illiquid securities.

         A  Portfolio  that  enters  into a  repurchase  agreement  may lose money in the event that the other  party  defaults  on its obligation  and the Portfolio is delayed or prevented  from  disposing of the  collateral.  A Portfolio  also might incur a loss if the value of the  collateral  declines,  and it might  incur  costs in selling the  collateral  or  asserting  its legal  rights  under the agreement.  If a defaulting seller filed for bankruptcy or became  insolvent,  disposition of collateral might be delayed pending court action.

REVERSE REPURCHASE AGREEMENTS:

         Certain  Portfolios may enter into reverse  repurchase  agreements.  In a reverse  repurchase  agreement,  a Portfolio sells a portfolio  instrument and agrees to repurchase it at an agreed upon date and price,  which reflects an effective  interest rate. It may also be viewed as a borrowing of money by the Portfolio and, like borrowing  money,  may increase  fluctuations in a Portfolio's  share price.  When entering into a reverse  repurchase  agreement,  a Portfolio must set aside on its books cash or other liquid assets in an amount sufficient to meet its repurchase obligation.

BORROWING:

         Each  Portfolio  may borrow  money from  banks.  Each  Portfolio's  borrowings  are  limited  so that  immediately  after such borrowing the value of the  Portfolio's  assets  (including  borrowings)  less its liabilities  (not including  borrowings) is at least three times the amount of the  borrowings.  Should a Portfolio,  for any reason,  have borrowings that do not meet the above test, such
Portfolio must reduce such  borrowings so as to meet the necessary test within three business days. If a Portfolio  borrows money,  its share price may fluctuate more widely until the borrowing is repaid.

LENDING PORTFOLIO SECURITIES:

         Each  Portfolio  may lend  securities  with a value of up to 33 1/3% of its  total  assets  to  broker-dealers,  institutional investors,  or others for the  purpose of  realizing  additional  income.  Voting  rights on loaned  securities  typically  pass to the borrower,  although a Portfolio has the right to terminate a securities  loan,  usually within three business days, in order to vote on significant  matters or for other reasons.  All securities loans will be  collateralized  by cash or securities issued or guaranteed by the U.S.  Government  or its  agencies  at least  equal in value to the market  value of the loaned  securities.  Nonetheless,  lending securities  involves  certain risks,  including the risk that the Portfolio will be delayed or prevented from recovering the collateral if the borrower fails to return a loaned security.

OTHER INVESTMENT COMPANIES:

         The Company has made arrangements  with certain money market mutual funds so that the Sub-advisors for the various  Portfolios can  "sweep"  excess  cash  balances  of the  Portfolios  to those  funds for  temporary  investment  purposes.  In  addition,  certain
Sub-advisors  may invest Portfolio  assets in money market funds that they advise or in other  investment  companies.  Mutual funds pay their own operating  expenses,  and the Portfolios,  as shareholders in the money market funds, will indirectly pay their proportionate share of such funds' expenses.

SHORT SALES "AGAINST THE BOX":

         While none of the Portfolios will make short sales generally the AST American  Century  International  Growth  Portfolio,  and
the AST  American  Century  International  Growth  Portfolio  II may make short sales  "against  the box." A short sale against the box involves selling a security that the Portfolio owns, or has the right to obtain without  additional  costs, for delivery at a specified date in the future.  A Portfolio may make a short sale against the box to hedge against  anticipated  declines in the market price of a portfolio  security.  If the value of the security sold short increases instead,  the Portfolio loses the opportunity to participate in the gain.

Mailing Address
American Skandia Trust
One Corporate Drive
Shelton, CT 06484

Investment Manager
American Skandia Investment Services, Incorporated
One Corporate Drive
Shelton, CT 06484

Sub-Advisors
American Century Investment Management, Inc.

Custodians
PFPC Trust Company
Airport Business Center, International Court 2
200 Stevens Drive
Philadelphia, PA 19113

The Chase Manhattan Bank
One Pierrepont Plaza
Brooklyn, NY 11201

Administrator
Transfer and Shareholder Servicing Agent
PFPC Inc.
103 Bellevue Parkway
Wilmington, DE 19809

Independent Accountants
Deloitte & Touche LLP
Two World Financial Center
New York, NY 10281

Legal Counsel
Stradley Ronon Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA 19103

INVESTOR INFORMATION SERVICES:

         Shareholder  inquiries  should be made by calling (800) 752-6342 or by writing to the American  Skandia Trust at One Corporate
Drive, Shelton, Connecticut 06484.

         Additional  information  about the Portfolios is included in a Statement of Additional  Information,  which is incorporated by reference into this Prospectus.  Additional  information  about the Portfolios'  investments is available in the annual and semi-annual reports to holders of variable  annuity  contracts  and  variable  life  insurance  policies.  In the annual  reports,  you will find a discussion of the market  conditions and investment  strategies that  significantly  affected each Portfolio's  performance  during its last fiscal year.  The  Statement of Additional  Information  and  additional  copies of annual and  semi-annual  reports are available without charge by calling the above number.

         Delivery of Prospectus  and other  Documents to  Households.  To lower costs and eliminate  duplicate  documents  sent to your address,  the Trust, in accordance with applicable  laws and  regulations,  may begin mailing only one copy of the Trust's  prospectus, prospectus supplements,  annual and semi-annual reports, proxy statements and information  statements,  or any other required documents to your address  even if more than one  shareholder  lives  there.  If you have  previously  consented  to have any of these  documents delivered to multiple  investors at a shared address,  as required by law, and wish to revoke this consent of otherwise would prefer to continue to receive  your own copy,  you should call  1-800-SKANDIA  or write to "American  Skandia  Trust,  c/o American  Skandia Life
Assurance  Corporation." at P.O. Box 7038,  Bridgeport,  CT 06601-9642.  The Trust will begin sending  individual  copies to you within thirty days of receipt of revocation.

         The  information in the Trust's  filings with the Securities  and Exchange  Commission  (including the Statement of Additional
Information)  is available from the  Commission.  Copies of this  information  may be obtained,  upon payment of  duplicating  fees, by electronic request to  PUBLICINFO@SEC.GOV  or by writing the Public Reference Section of the Commission,  Washington,  D.C. 20549-0102.
                       ------------------
The  information  can also be reviewed and copied at the  Commission's  Public  Reference Room in Washington,  D.C.  Information on the
operation of the Public  Reference Room may be obtained by calling the Commission at  1-202-942-8090.  Finally,  information  about the
Trust is available on the EDGAR database on the Commission's Internet site at HTTP://WWW.SEC.GOV.
                                                                              ------------------

Investment Company Act File No. 811-5186

AMERICAN SKANDIA TRUST

                                          Proxy for Special Meeting of Shareholders of THE
                                       AST AMERICAN CENTURY INTERNATIONAL GROWTH PORTFOLIO ii
                                                  to be held on September __, 2001

         The  undersigned  hereby  appoints  Maureen  Gulick  and  Deirdre  Burke  and each of them as the proxy or  proxies  of the undersigned,  with full power of substitution,  to vote on behalf of the undersigned all shares of beneficial  interest of the above stated  Portfolio of American  Skandia Trust (or the "Trust") which the  undersigned is entitled to vote at a Special Meeting of the
Shareholders  of the  Portfolio to be held at 10:00 a.m.,  Eastern  Time,  on September  __, 2001 at the offices of the Trust at One
Corporate Drive, 10th Floor,  Shelton,  Connecticut and at any adjournments  thereof, upon the matters described in the accompanying
Prospectus/Proxy  Statement and upon any other business that may properly come before the meeting or any adjournment  thereof.  Said proxies are directed to vote or to refrain from voting as checked below.

                            PLEASE SIGN BELOW AND RETURN PROMPTLY IN THE ENCLOSED POSTAGE PAID ENVELOPE.

         The  undersigned  acknowledges  receipt with this proxy of a copy of the Notice of Special  Meeting of  Shareholders of the
AST  American  Century  International  Growth  Portfolio  II of the  Trust and the  accompanying  Prospectus/Proxy  Statement.  If a contract is jointly held,  each contract owner named should sign. If only one signs,  his or her signature  will be binding.  If the contract owner is a trust,  custodial account or other entity,  the name of the trust or the custodial account should be entered and the trustee,  custodian,  etc.  should sign in his or her own name,  indicating  that he or she is "Trustee,"  "Custodian," or other applicable  designation.  If the contract owner is a partnership,  the partnership  should be entered and the partner should sign in his or her own name, indicating that he or she is a "Partner."

THIS PROXY IS BEING SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES OF THE TRUST.

                  .........                                                     ACCOUNT NUMBER:
                  .........                                                     UNITS:
                  .........                                                     CONTROL NO:

To vote by Internet

1)  Read the Proxy Statement and have the Proxy card below at hand.
2)  Got to website WWW.AMERICANSKANDIA.COM
                   -----------------------
3)  Enter the 12-digit control number set forth on the proxy card and follow simple instructions.

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS:            KEEP THIS PORTION FOR YOUR RECORDS
---------------------------------------------------------------------------------------------------------
THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED                    DETACH AND RETURN THIS PORTION ONLY

AMERICAN SKANDIA TRUST - AST AMERICAN CENTURY INTERNATIONAL GROWTH PORTFOLIO

THE BOARD OF TRUSTEES OF THE TRUST RECOMMENDS VOTING FOR THE FOLLOWING PROPOSALS:

THE UNITS REPRESENTED HEREBY WILL BE VOTED AS INDICATED OR FOR THE PROPOSALS IF NO CHOICE IS INDICATED.

                                                                                      For        Against      Abstain
1.      PROPOSAL  TO  APPROVE a PLAN OF  REORGANIZATION  OF THE TRUST ON BEHALF OF                  
        THE ast AMERICAN  CENTURY  INTERNATIONAL  GROWTH  PORTFOLIO ii ("PORTFOLIO
        ii")  AND  THE  AST  AMERICAN  cENTURY   INTERNATIONAL   GROWTH  PORTFOLIO
        ("PORTFOLIO  i") OF THE  tRUST,  THAT  PROVIDES  FOR  THE  ACQUISITION  OF
        SUBSTANTIALLY  ALL OF THE ASSETS OF PORTFOLIO ii IN EXCHANGE FOR SHARES OF
        PORTFOLIO  i, THE  DISTRIBUTION  OF SUCH  SHARES  TO THE  SHAREHOLDERS  OF
        PORTFOLIO ii, AND THE LIQUIDATION AND DISSOLUTION OF PORTFOLIO ii.

Please be sure to sign and date this Proxy

__________________________________        Date: _________            ___________________________          Date: ________
Signature [PLEASE SIGN WITHIN BOX]                                   Signature (Joint Owners)
-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                STATEMENT OF ADDITIONAL INFORMATION
                                                                FOR
                                                       AMERICAN SKANDIA TRUST
                                                       Dated May 1, 2001

                                                    Acquisition of the Assets of
                                    the AST American Century International Growth Portfolio II,
                                                 a series of American Skandia Trust

                                                By and in exchange for shares of the
                                      the AST American Century International Growth Portfolio,
                                              also a series of American Skandia Trust

         This Statement of Additional Information (SAI) relates specifically to the proposed delivery of substantially all of the assets of the AST American Century International Growth Portfolio II for shares of the AST American Century International Growth
Portfolio.

         This SAI consists of this Cover Page and the following documents.  Each of these documents is enclosed with and is legally considered to be a part of this SAI:

1.       American Skandia Trust's Statement of Additional Information dated May 1, 2001.

                  2.    American Skandia Trust's Annual Report to Shareholders dated December 31, 2000.

                  3.    Projected (Pro Forma) after Transaction Financial Statements.

         This SAI is not a Prospectus; you should read this SAI in conjunction with the Prospectus/Proxy Statement dated August [
], 2001, relating to the above-referenced transaction.  You can request a copy of the Prospectus/Proxy Statement by calling
1-800-752-6342 or by writing to the American Skandia Trust at One Corporate Drive, P.O. Box 883, Shelton, CT 06484.

                                                  Attachments to SAI (page 1 of 3)

         The American Skandia Trust Statement of Additional Information dated May 1, 2001 is part of this SAI and will be provided to all shareholders requesting this SAI.  For purposes of this EDGAR filing, the above-referenced SAI is incorporated herein by reference to the Trust's SAI filed under Rule 497(j) on May 3, 2001.

                                                  Attachments to SAI (page 2 of 3)

         American Skandia Trust's Annual Report to Shareholders dated December 31, 2000 is part of this SAI and will be provided to all shareholders requesting this SAI.  For purposes of this EDGAR filing, the above-referenced Shareholder Report is incorporated herein by reference to the electronic filing made on February 23, 2001, as amended on February 26, 2001.

                                                  Attachments to SAI (page 3 of 3)

         The following are projected (pro forma) financial statements that were prepared to indicate the anticipated financial information for Portfolio I following the completion of the reorganization.  They consist of a Pro Forma Combining Statement of
Assets and Liabilities; a Pro Forma Combining Statement of Operations; notes relating to the combining Statements; and a Combined
Pro Forma Schedule of Investments.

PRO FORMA SCHEDULE OF INVESTMENTS
AST American Century International Growth
AST American Century International Growth II
December 31, 2000
                                                                                           Pro Forma                                          Pro Forma
                                                                                            Combined                                           Combined
                                                                      AST         AST         AST            AST         AST                     AST
                                                                    American    American    American       American    American                American
                                                                    Century     Century     Century        Century     Century                 Century
                                                                   InternationaInternationaInternational  International   International       International
                                                                   Growth II    Growth      Growth        Growth II    Growth    Adjustments   Growth

                                                                     Shares                                 Value

FOREIGN STOCK         Belgium           Dexia                          15,960      14,085      30,045      2,885,908   2,546,868               5,432,776
                                        Fortis Cl-B                    70,953      62,580     133,533      2,304,837   2,032,848               4,337,685
                                        Interbrew                      28,798      25,416      54,214      1,003,607     885,745               1,889,352

                      Brazil            Banco Itau SA              19,870,000  17,160,000  37,030,000      1,885,112   1,628,008               3,513,120
                                        Petroleo Brasileiro SA        129,725     113,900     243,625      3,045,559   2,674,035               5,719,594

                      Canada            Bombardier, Inc. Cl-B         138,400     115,800     254,200      2,133,115   1,784,788               3,917,903
                                        Celestica, Inc.                52,654      46,500      99,154      2,856,480   2,522,625               5,379,105
                                        Nortel Networks Corp.          62,300      56,200     118,500      1,997,494   1,801,913               3,799,407
                                        Sun Life Financial Services   177,500     148,000     325,500      4,726,999   3,941,385               8,668,384
                                        Toronto-Dominion Bank          69,200      59,200     128,400      2,001,811   1,712,532               3,714,343

                      Denmark           Danske Bank AG                108,600      93,700     202,300      1,953,451   1,685,436               3,638,887
                                        ISS AS                         50,500      43,200      93,700      3,436,571   2,939,799               6,376,370
                                        Novo-Nordisk AS Cl-B           42,073      35,489      77,562      7,541,453   6,361,292              13,902,745

                      Finland           Nokia Corp [ADR]              114,400     103,300     217,700      4,976,400   4,493,550               9,469,950

                      France            Alcatel Corp. SA               35,363      30,478      65,841      2,008,620   1,731,152               3,739,772
                                        Altran Technologies SA         13,007      11,010      24,017      2,942,981   2,491,137               5,434,118
                                        Aventis SA                     86,200      72,900     159,100      7,566,799   6,399,300              13,966,099
                                        AXA SA                         52,731      45,774      98,505      7,623,950   6,618,093              14,242,043
                                        Compagnie Generale des
                                           Etablissements Michelin SA   5,200       4,500       9,700        188,201     162,866                 351,067
                                        European Aeronautic Defence SA146,800     126,100     272,900      3,260,875   2,801,065               6,061,940
                                        Groupe Danone SA               18,300      16,000      34,300      2,759,243   2,412,453               5,171,696
                                        Pinault-Printemps Redoute SA   13,100      10,700      23,800      2,815,207   2,299,444               5,114,651
                                        Sanofi SA                      58,432      50,383     108,815      3,894,955   3,358,425               7,253,380
                                        Societe Television Francaise SA63,000      55,000     118,000      3,400,961   2,969,093               6,370,054
                                        STMicroelectronics NV          33,400      28,900      62,300      1,429,937   1,237,281               2,667,218
                                        Suez Lyonnaise des Eaux SA     35,900      30,900      66,800      6,555,523   5,642,498              12,198,021
                                        Total Fina SA Cl-B             19,600      16,400      36,000      2,914,772   2,438,891               5,353,663
                                        Vinci SA                       20,900      18,100      39,000      1,285,230   1,113,046               2,398,276
                                        Vivendi Unversal SA            37,530      32,090      69,620      2,469,960   2,111,937               4,581,897

                      Germany           Ergo Versicherungs Gruppe AG   17,900      15,400      33,300      2,907,317   2,501,267               5,408,584
                                        Fresenius AG Pfd.               7,208       6,138      13,346      1,915,113   1,630,822               3,545,935
                                        Marschollek, Lautenschlaeger
                                           Und Partner AG              31,821      27,793      59,614      3,555,119   3,105,101               6,660,220
                                        Muenchener Rueckversicherung AG 8,821       7,736      16,557      3,180,112   2,788,952               5,969,064
                                        Schering AG                    38,900      34,000      72,900      2,205,870   1,928,009               4,133,879
                                        Siemens AG                     11,100       9,900      21,000      1,471,990   1,312,856               2,784,846
                                        Veba AG                        23,900      20,300      44,200      1,454,006   1,234,993               2,688,999

                      Hong Kong         Cheung Kong Holdings Ltd.     207,000     179,000     386,000      2,647,242   2,289,161               4,936,403
                                        China Mobile Ltd.             482,500     416,500     899,000      2,635,223   2,274,757               4,909,980
                                        HSBC Holdings PLC             256,782     219,951     476,733      3,802,393   3,257,004               7,059,397
                                        Hutchison Whampoa Ltd.        375,000     324,000     699,000      4,675,535   4,039,662               8,715,197

                      Ireland           Elan Corp. PLC [ADR]           62,500      53,900     116,400      2,925,781   2,523,194               5,448,975

                      Israel            Check Point Software
                                           Technologies Ltd.           19,500      17,200      36,700      2,604,469   2,297,275               4,901,744
                                        Teva Pharmaceuticals [ADR]     43,600      37,300      80,900      3,193,700   2,732,225               5,925,925

                      Italy             Alleanza Assicurazioni SPA    430,100     377,900     808,000      6,852,430   6,020,770              12,873,200
                                        Assicurazioni Generali SPA     84,500      75,200     159,700      3,355,756   2,986,424               6,342,180
                                        Banco Intesa SPA              996,922     845,650   1,842,572      4,792,084   4,064,938               8,857,022
                                        Mondadori (Arnoldo) Editore SP223,200     188,500     411,700      2,074,544   1,752,023               3,826,567
                                        Telecom Italia SPA             81,920      69,200     151,120        906,001     765,323               1,671,324

                      Japan             Ajinomoto Co., Inc.           229,000     200,000     429,000      2,977,801   2,600,700               5,578,501
                                        Canon, Inc.                    72,000      63,000     135,000      2,521,891   2,206,654               4,728,545
                                        Eisai Co. Ltd.                 62,000      55,000     117,000      2,171,628   1,926,444               4,098,072
                                        Hitachi Ltd.                  134,000     113,000     247,000      1,194,501   1,007,303               2,201,804
                                        Hoya Corp                      26,000      22,000      48,000      1,912,434   1,618,213               3,530,647
                                        Itochu Tecno-Science Corp.      5,400       4,500       9,900      1,001,979     834,982               1,836,961
                                        Kao Corp.                      24,000      21,000      45,000        697,723     610,508               1,308,231
                                        Keyence Corp.                   7,900       6,800      14,700      1,936,952   1,667,250               3,604,202
                                        Matsushita Communication
                                           Industrial Co.              12,000      10,400      22,400      1,507,880   1,306,830               2,814,710
                                        Mitsubishi Heavy Industries Lt387,000     333,000     720,000      1,687,618   1,452,136               3,139,754
                                        Murata Manufacturing Co. Ltd.   7,200       6,100      13,300        844,833     715,762               1,560,595
                                        Nitto Denko Corp.              45,000      41,000      86,000      1,221,541   1,112,959               2,334,500
                                        Nomura Securities Co. Ltd.     57,000      49,000     106,000      1,025,700     881,742               1,907,442
                                        NTT Mobile Communications
                                           Network, Inc.                 1,06          97        2,03      1,828,546   1,673,292               3,501,838
                                        Orix Corp.                      5,500       4,700      10,200        551,926     471,646               1,023,572
                                        Sanyo Electric Co.            365,000     315,000     680,000      3,036,339   2,620,402               5,656,741
                                        Sky Perfect Communications, Inc.  100         100         200        131,348     131,348                 262,696
                                        Takeda Chemical Industries Ltd.70,000      62,000     132,000      4,143,607   3,670,052               7,813,659
                                        Tyco International Ltd.       156,300     137,500     293,800      8,674,650   7,631,250              16,305,900

                      Netherlands       Heineken NV                    55,800      48,100     103,900      3,376,373   2,910,458               6,286,831
                                        ING Groep NV                  103,442      89,977     193,419      8,262,618   7,187,077              15,449,695
                                        Koninklijke Ahold NV          134,300     122,000     256,300      4,332,339   3,935,558               8,267,897
                                        Koninklijke Numico NV          39,100      34,300      73,400      1,967,591   1,726,045               3,693,636
                                        Philips Electronics NV        107,504      92,798     200,302      3,897,020   3,363,928               7,260,948
                                        Royal Dutch Petroleum NY       34,700      29,700      64,400      2,101,519   1,798,706               3,900,225
                                        Unilever NV                       700         600       1,300         44,056      37,763                  81,819
                                        Unilever NV                    26,302      22,659      48,961      1,664,340   1,433,818               3,098,158
                                        VNU NV                        138,470     120,800     259,270      6,805,588   5,937,135              12,742,723

                      Singapore         Capitaland Ltd.               769,000     685,000   1,454,000      1,330,427   1,185,101               2,515,528
                                        City Developments Ltd.        167,000     145,000     312,000        775,275     673,143               1,448,418

                      Spain             Banco Popular Espanol SA       81,300      71,600     152,900      2,831,769   2,493,907               5,325,676
                                        Telefonica SA                 192,895     161,582     354,477      3,187,329   2,669,924               5,857,253

                      Sweden            Assa Abloy AB Cl-B             76,264      65,744     142,008      1,491,247   1,285,542               2,776,789
                                        Atlas Copco AB Cl-B            36,200      36,100      72,300        757,721     755,628               1,513,349
                                        Ericsson [ADR]                178,200     144,900     323,100      1,993,612   1,621,069               3,614,681
                                        Modern Times Group AB Cl-B      9,537       7,721      17,258        252,688     204,573                 457,261
                                        Nordbanken Holding Co. AB     555,863     480,919   1,036,782      4,212,186   3,644,280               7,856,466
                                        Securitas AB Cl-B              98,645      84,900     183,545      1,829,561   1,574,633               3,404,194
                                        Skandianaviska Enskilda Banken111,400      97,300     208,700      1,227,870   1,072,457               2,300,327

                      Switzerland       ABB AG                         38,814      32,854      71,668      4,137,685   3,502,332               7,640,017
                                        Adecco SA                       3,316       2,803       6,119      2,087,208   1,764,307               3,851,515
                                        Julius Baer Holdings AG Cl-B    1,184         989       2,173      6,480,765   5,413,409              11,894,174
                                        Nestle SA                       1,453       1,270       2,723      3,389,287   2,962,419               6,351,706
                                        Novartis AG                     5,613       4,493      10,106      9,923,632   7,943,502              17,867,134
                                        Swatch Group AG                 2,811       2,346       5,157      3,512,666   2,931,595               6,444,261
                                        Zurich Financial Services AG    4,786       4,198       8,984      2,885,481   2,530,976               5,416,457

                      United Kingdom    AMVESCAP PLC                  236,800     197,400     434,200      4,860,302   4,051,620               8,911,922
                                        Cable & Wireless PLC          169,574     154,007     323,581      2,287,399   2,077,414               4,364,813
                                        Capita Group PLC              157,800     133,100     290,900      1,178,615     994,129               2,172,744
                                        Centrica PLC                1,484,265   1,290,684   2,774,949      5,748,110   4,998,429              10,746,539
                                        CMG PLC                        95,600      80,300     175,900      1,278,132   1,073,578               2,351,710
                                        Diageo PLC                    462,960     411,897     874,857      5,186,801   4,614,713               9,801,514
                                        Energis PLC                   414,069     360,568     774,637      2,783,428   2,423,787               5,207,215
                                        Granada Compass PLC           172,933     146,270     319,203      1,881,925   1,591,768               3,473,693
                                        Hays PLC                      323,200     269,400     592,600      1,863,603   1,553,387               3,416,990
                                        Logica PLC                     86,500      70,200     156,700      2,261,252   1,835,143               4,096,395
                                        Marconi PLC                   104,400      87,500     191,900      1,121,306     939,792               2,061,098
                                        Misys PLC                     250,100     210,400     460,500      2,465,769   2,074,362               4,540,131
                                        Next PLC                      200,100     172,500     372,600      2,407,728   2,075,628               4,483,356
                                        Pearson PLC                   135,117     113,245     248,362      3,209,238   2,689,744               5,898,982
                                        Reckitt Benckiser PLC         103,900      91,300     195,200      1,431,005   1,257,467               2,688,472
                                        Reed International PLC        623,400     560,000   1,183,400      6,518,680   5,855,728              12,374,408
                                        Rentokil Initial PLC          897,700     792,200   1,689,900      3,097,691   2,733,642               5,831,333
                                        Royal & Sun Alliance Insurance
                                           Group PLC                  496,300     427,700     924,000      4,248,090   3,660,907               7,908,997
                                        Royal Bank of Scotland Group PL96,400      83,100     179,500      2,278,129   1,963,823               4,241,952
                                        Scottish & Southern Energy PLC175,705     151,601     327,306      1,627,311   1,404,069               3,031,380
                                        Shire Pharmaceuticals Group PLC     0      41,000      41,000              0     646,147                 646,147
                                        Vodafone Airtouch PLC         849,785     713,586   1,563,371      3,116,416   2,616,933               5,733,349
                                        WPP Group PLC                  85,000      73,400     158,400      1,107,211     956,109               2,063,320
TOTAL FOREIGN STOCK
  (Cost $325,742,051, $286,546,691, and $612,288,742, respectively)37,236,367  32,219,254  69,455,621    336,805,587 291,089,338             627,894,925

U.S. STOCK            Computer Services &
                         Software       Comverse Technology            21,100      17,800      38,900      2,291,988   1,933,525               4,225,513

                      Insurance         AFLAC, Inc.                    58,700      50,600     109,300      4,237,406   3,652,688               7,890,094

                      TelecommunicationsAmdocs Ltd.                    19,800      16,700      36,500      1,311,750   1,106,375               2,418,125
TOTAL U.S. STOCK
  (Cost $6,875,698, $5,837,064, and $12,712,762, respectively)         99,600      85,100     184,700      7,841,144   6,692,588              14,533,732

                                                                      Principal in Local Currency
FOREIGN BONDS         Germany           German Treasury Bill
  (Cost $3,642,695, $3,642,702, and $7,285,397, respectively)       4,000,000   4,000,000   8,000,000      3,703,926   3,703,926               7,407,852

                                                                   Par Value
U.S. GOVERNMENT AGENCY OBLIGATIONS      Federal Home Loan Bank
                                           5.70%, 01/02/01
  (Cost $69,788,948, $66,189,518, and $135,978,466, respectively)  69,800,000  66,200,000 136,000,000     69,788,948  66,189,518             135,978,466

TOTAL INVESTMENTS
  (Cost $406,049,392, $362,215,975, and $768,265,367, respectively111,135,967 102,504,354 213,640,321    418,139,605 367,675,370             785,814,975

LIABILITIES IN EXCESS OF OTHER ASSETS                                                                    (29,743,634)(35,170,993)   (199,608)(65,114,235)

TOTAL NET ASSETS                                                                                         388,395,971 332,504,377    (199,608)720,700,740

Note:  There are no adjustments to portfolio securities as of the date of these pro forma financial statements.
           Other portfolio assets have been adjusted to reflect the cost of merger of the portfolios.

See Notes to Pro Forma Financial Statements.

Foreign currency exchange contracts outstanding at December 31, 2000:
                                          In                     Unrealized
Settlement               Contracts to  Exchange     Contracts    Appreciation
Month       Type          Receive         For        at Value    (Depreciation)
-----------------------------------------------------------------------------

American Century International Growth II
01/01       Buy    CAD      355,027      $236,365       $236,368          $3
01/01       Buy    CHF    2,144,965     1,308,538      1,323,854      15,316
01/01       Buy    DKK      950,059       117,927        119,491       1,564
01/01       Buy    EUR    7,760,179     7,231,861      7,285,215      53,354
01/01       Buy    GBP    2,496,352     3,714,040      3,730,657      16,617
01/01       Buy    JPY   70,147,711       610,582        614,898       4,316
01/01       Buy    SEK      689,812        72,389         73,111         722
01/01       Buy    SGD      126,804        73,163         73,164           1
                                      --------------------------------------
                                      $13,364,865    $13,456,758     $91,893
                                      =======================================
American Century International Growth
01/01       Buy    CAD      291,908      $194,347       $194,385         $38
01/01       Buy    CHF    1,775,331     1,083,128      1,095,721      12,594
01/01       Buy    DKK      791,549        98,252         99,555       1,303
01/01       Buy    EUR    7,393,155     6,892,656      6,940,656      48,000
01/01       Buy    GBP    2,133,165     3,175,152      3,187,953      12,801
01/01       Buy    JPY   64,369,574       560,301        564,259       3,958
01/01       Buy    SEK      664,080        69,672         70,384         712
01/01       Buy    SGD      110,122        63,538         63,534          (4)
                                      --------------------------------------
                                      $12,137,046    $12,216,447     $79,402
                                      =======================================
Pro Forma Combined American Century International Growth
01/01       Buy    CAD      646,935      $430,712       $430,753         $41
01/01       Buy    CHF    3,920,296     2,391,666      2,419,575      27,910
01/01       Buy    DKK    1,741,608       216,179        219,046       2,867
01/01       Buy    EUR   15,153,334    14,124,517     14,225,871     101,354
01/01       Buy    GBP    4,629,517     6,889,192      6,918,610      29,418
01/01       Buy    JPY   134,517,285    1,170,883      1,179,157       8,274
01/01       Buy    SEK    1,353,892       142,061        143,495       1,434
01/01       Buy    SGD      236,926       136,701        136,698          (3)
                                      --------------------------------------
                                      $25,501,911    $25,673,205    $171,295
                                      =======================================

                                          In
Settlement               Contracts to  Exchange     Contracts    Unrealized
Month       Type          Deliver         For        at Value    (Depreciation)
-----------------------------------------------------------------------------

American Century International Growth II
01/01       Sell   SEK      624,427       $66,096        $66,182        ($86)
                                      =======================================
American Century International Growth
01/01       Sell   SEK      469,800       $49,770        $49,793        ($23)
                                      =======================================
Pro Forma Combined American Century International Growth
01/01       Sell   SEK    1,094,227      $115,866       $115,975       ($109)
                                      =======================================

       CAD - Canada/Canadian Dollar           GBP - United Kingdom/British Pound
       CHF - Switzerland/Swiss Franc          JPY - Japan/Japanese Yen
       DKK - Denmark/Danish Krone             SEK - Sweden/Swedish Krona
       EUR - Europe/ Euro Currency            SGD - Singapore/Singapore Dollar

See Notes to Pro Forma Financial Statements.

PRO FORMA STATEMENT OF ASSETS AND LIABILITIES
AST American Century International Growth
AST American Century International Growth II
December 31, 2000
(Amounts in thousands)

                                                                -------------------------------------------------------------------
                                                                 AST American   AST American                            ProForma
                                                                    Century       Century                               Combined AST
                                                                 International  International                           American Century
                                                                   Growth II    Growth II       Adjustments             International Growth
                                                                ------------------------------------------------      -------------
Assets
     Investments in securities at value (A)                   $      418,140   $      367,675   $                      $    785,815
     Unrealized appreciation on foreign curreny exchange contracts....... 92               79                                   171
     Receivable for:
         Securities sold...............................................1,772            1,335                                 3,107
         Dividends and interest..........................................424              149                                   573
         Fund shares sold.................................................14               11                                    25
         Other assets......................................................1                -                                     1
                                                                -------------    -------------    --------------      -------------
         Total Assets................................................420,443          369,249                 0             789,692
                                                                -------------    -------------    --------------      -------------

Liabilities
     Cash overdraft...................................................14,946           13,626                                28,572
     Payable for:
         Securities purchased.........................................14,500           13,166                                27,666
         Fund shares redeemed..........................................2,252            9,729                                11,981
         Advisory fees ..................................................144              143                                   287
         Shareholder servicing fees .......................................5               13                                    18
     Accrued expenses and other liabilities .............................200               68               199 (a)             467
                                                                -------------    -------------    --------------      -------------
         Total Liabilities............................................32,047           36,745               199              68,991
                                                                -------------    -------------    --------------      -------------
Net Assets....................................................$      388,396   $      332,504              (199)     $      720,701
                                                                =============    =============    ==============      =============

Components of Net Assets
Common stock (unlimited number of shares authorized, $.001 par
   value per share)...........................................$           31   $           18   $                   $           49
Additional paid-in capital...........................................307,727          318,971                              626,698
Undistributed net investment loss.......................................(730)          (1,108)             (199)(a)         (2,037)
Accumulated net realized gain on investments..........................69,307            9,187                               78,494
Accumulated net unrealized appreciation on investments................12,061            5,436                               17,497
                                                                -------------    -------------    --------------      -------------
Net Assets....................................................$      388,396   $      332,504              (199)    $      720,701
                                                                =============    =============    ==============      =============
Shares of common stock outstanding....................................31,308           18,311            (9,931)(b)         39,688
Net asset value, offering and redemption price per share .....$        12.41   $        18.16                       $        18.16
                                                                =============    =============    ==============      =============

(A) Investments at cost.......................................$      406,049   $      362,216                 0     $      768,265
                                                                =============    =============    ==============      =============

(a) Reflects the estimated cost of merger of the Portfolios.
(b) Reflects the change in shares of AST American Century International Growth II upon conversion to AST American Century International Growth.

See Notes to Pro Forma Financial Statements.

PRO FORMA STATEMENT OF OPERATIONS
AST American Century International Growth
AST American Century International Growth II
For the Year Ended December 31 , 2000
(Amounts in thousands)

                                                  -------------------------------------------------------------------
                                                     AST American   AST American                            ProForma
                                                       Century       Century                               Combined AST
                                                     International  International                         American Century
                                                       Growth II    Growth II       Adjustments          International Growth
                                                  ------------------------------------------------          -------------
Investment Income
     Interest....................................$       1,721     $       1,677   $                 $        3,398
     Dividends ..........................................3,891             1,673                              5,564
     Foreign taxes withheld ..............................(298)             (105)                              (403)
                                                   ------------      ------------                      -------------
                                                                                     ------------
        Total Investment Income..........................5,314             3,245               0              8,559
                                                   ------------      ------------    ------------      -------------

Expenses
     Investment advisory fees ...........................4,502             2,629                              7,131
     Shareholder servicing fees ...........................447               263                                710
     Administration and accounting fees....................346               143             (92)(a)            397
     Custodian fees........................................282               270             (68)(b)            485
     Distribution fees.......................................4                 -                                  4
     Audit and legal fees....................................9                 7                                 16
     Trustees' fees..........................................4                 2                                  6
     Insurance expense.......................................3                 2                                  5
     Miscellaneous expenses.................................12                23             (10)(c)             25
                                                   ------------      ------------    ------------      -------------
        Total Expenses...................................5,609             3,339            (170)             8,779
        Less: Fees paid indirectly..........................(4)                -                                 (4)
                                                   ------------      ------------    ------------      -------------
        Net Expenses.....................................5,605             3,339            (170)             8,775
                                                   ------------      ------------    ------------      -------------

Net Investment Income (Loss)..............................(291)              (94)            170               (216)
                                                   ------------      ------------    ------------      -------------

Realized and Unrealized Gain (Loss) on
          Investments
     Net realized gain (loss) on:
        Securities......................................72,423             9,239                             81,662
        Foreign currency transactions...................(1,295)               (8)                            (1,303)
                                                   ------------      ------------    ------------      -------------
     Net realized gain                                  71,128             9,231               0             80,359
                                                   ------------      ------------    ------------      -------------
     Net change in unrealized appreciation on:
        Securities....................................(153,871)          (56,703)                          (210,574)
                                                                                                       -------------
        Translation of assets and liabilities denominated
          in foreign currencies.............................(7)              (20)                               (27)
                                                   ------------      ------------    ------------      -------------
     Net change in unrealized appreciation............(153,878)          (56,723)              0           (210,601)
                                                   ------------      ------------    ------------      -------------
     Net gain (loss) on investments....................(82,750)          (47,492)              0           (130,242)
                                                   ------------      ------------    ------------      -------------

     Net Increase (Decrease) in Net Assets Resulting
       from Operations...........................$     (83,041)    $     (47,586)  $         170     $     (130,458)
                                                   ============      ============    ============      =============

--------------------------------------------------------------------------------------------------------------------

(a) Reflects savings in administration and accounting fees from the consolidation of Portfolio assets.
(b) Reflects the savings in transaction-based custody fees from the consolidation of Portfolio assets.
(c) Reflects the elimination of certain expenses charged to individual Portfolios.

See Notes to Pro Forma Financial Statements.

NOTES TO PRO FORMA FINANCIAL STATEMENTS
AST American Century International Growth
AST American Century International Growth II
December 31, 2000

1.  ORGANIZATION

American Skandia Trust (the "Trust") is an open-end management investment company, registered under the
Investment Company Act of 1940, as amended.  The Trust was organized on October 31, 1988 as a
Massachusetts business trust.  The Trust operates as a series company and, at December 31, 2000, issued
41 classes of shares of beneficial interest.  The following Notes and the accompanying financial statements pertain to the combination of AST American Century International Growth Portfolio and AST American Century
Internation Growth II Portfolio (the "Portfolios").

2.  SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements utilize the pooling of interests accounting method to show the combination of the two Portfolios.  In this method, the combined Statement of Assets and Liabilities is constructed by the addition of these statements of each Portfolio.  AST American Century International Growth
Portfolio will be the surviving entity of the business combination.  It is intended that the combination will result in a tax-free reorganization of the Portfolios.

The following is a summary of significant accounting policies followed by the Trust, in conformity with generally accepted accounting principles, in the preparation of its financial statements.  The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from those estimates.

Security Valuation

Portfolio securities are valued at the close of trading on the New York Stock Exchange.  Equity securities are valued generally at the last reported sales price on the securities exchange on which they are primarily traded, or at the last reported sales price on the NASDAQ National Securities Market.  Securities not listed on an exchange or securities market, or securities in which there were no transactions, are valued at the average of the most recent bid and asked prices.

Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in these securities or by an independent pricing service.  Debt securities which mature in 60 days or less are valued at cost (or market value 60 days prior to maturity), adjusted for amortization to maturity of any premium or discount.

Securities for which market quotations are not readily available are valued at fair value as determined in accordance with procedures adopted by the Board of Trustees.  At December 31, 2000, there were no securities valued in accordance with such procedures.

Foreign Currency Exchange Contracts

A foreign currency exchange contract ("FCEC") is a commitment to purchase or sell a specified amount of a foreign currency at a specified future date, in exchange for either a specified amount of another foreign currency or U.S. dollars.

FCECs are valued at the forward exchange rates applicable to the underlying currencies, and changes in market value are recorded as unrealized gains and losses until the contract settlement date.

Risks could arise from entering into FCECs if the counterparties to the contracts were unable to meet the terms of their contracts.  In addition, the use of FCECs may not only hedge against losses on securities denominated in foreign currency, but may also reduce potential gains on securities from favorable movements in exchange rates.

Investment Transactions and Investment Income

Securities transactions are accounted for on the trade date.  Realized gains and losses from securities sold are recognized on the specific identification basis.  Dividend income is recorded on the ex-dividend date.
Corporate actions, including dividends, on foreign securities are recorded on the ex-dividend date or, if such information is not available, as soon as reliable information is available from the Trust's sources.  Interest income is recorded on the accrual basis and includes the accretion of discount and amortization of premium.

Expenses

Each Portfolio is charged for expenses that are directly attributable to it.  Common expenses of the Trust are allocated to the Portfolios in proportion to their net assets.

Distributions to Shareholders

Dividends from net investment income and net realized gains from investment transactions, if any, are declared and paid at least annually by each Portfolio.  Distributions to shareholders are recorded on the ex-dividend date.

                                                       AMERICAN SKANDIA TRUST
                                                   FILE NOS. 333-64708  & 811-5186

                                                             FORM N-14

                                                               PART C

                                                         OTHER INFORMATION
                                                         -----------------

Item 15.  Indemnification

Section 5.2 of the Registrant's Amended and Restated Declaration of Trust provides as follows:

         The Trust shall  indemnify  each of its  Trustees,  officers,  employees,  and agents  (including  persons who serve at its request as directors,  officers,  employees,  agents or trustees of another  organization in which it has any interest as a shareholder,  creditor or otherwise)  against all  liabilities  and expenses  (including  amounts paid in  satisfaction  of judgments,  in compromise,  as fines and penalties,  and as counsel fees) reasonably incurred by him in connection with the defense or disposition of any action, suit or other proceeding,  whether civil or criminal,  in which he may be involved or with  which he may be  threatened,  while in office or  thereafter,  by reason of his being or having  been such a trustee, officer,  employee or agent,  except with respect to any matter as to which he shall have been  adjudicated to be liable to the Trust or its  Shareholders by reason of having acted in bad faith,  willful  misfeasance,  gross negligence or reckless disregard of his duties;  provided,  however,  that as to any matter  disposed of by a  compromise  payment by such person, pursuant to a consent decree or otherwise,  no  indemnification  either for said payment or for any other expenses shall be provided unless approved as in the best interests of the Trust, after notice that it involves such  indemnification,  by at least a majority  of the  disinterested  Trustees  acting on the matter  (provided  that a  majority  of the  disinterested
         Trustees then in office act on the matter) upon a determination,  based upon a review of readily  available facts, that (i)
         such person  acted in good faith in the  reasonable  belief that his or her action was in the best  interests  of the Trust and (ii) is not liable to the Trust or the Shareholders by reason of willful  misfeasance,  bad faith,  gross negligence or reckless  disregard of duties;  or the trust shall have received a written opinion from independent  legal counsel approved by the Trustees to the effect that (x) if the matter of good faith and  reasonable  belief as to the best  interests of the
         Trust,  had been  adjudicated,  it would  have been  adjudicated  in favor of such  person,  and (y) based upon a review of readily available facts such trustee,  officer,  employee or agent did not engage in willful misfeasance,  gross negligence or reckless  disregard  of duty.  The rights  accruing to any Person  under  these  provisions  shall not exclude any other right to which he may be lawfully  entitled;  provided  that no Person may satisfy any right of indemnity or  reimbursement granted herein or in Section 5.1 or to which he may be otherwise  entitled except out of the property of the Trust,  and no
         Shareholder  shall be  personally  liable to any  Person  with  respect  to any claim for  indemnity  or  reimbursement  or otherwise.  The Trustees may make advance  payments in connection  with  indemnification  under this Section 5.2,  provided that the indemnified  person shall have given a written  undertaking to reimburse the Trust in the event it is subsequently determined  that he is not entitled to such  indemnification  and,  provided  further,  that the Trust shall have  obtained protection,  satisfactory  in the sole  judgement  of the  disinterested  Trustees  acting on the matter  (provided  that a majority of the  disinterested  Trustees  then in office act on the  matter),  against  losses  arising out of such advance payments or such Trustees , or  independent  legal  counsel,  in a written  opinion,  shall have  determined,  based upon a review of readily  available  facts that there is reason to believe  that such  person will be found to be entitled to such indemnification.

         With respect to liability of the Investment  Manager to Registrant or to  shareholders  of the AST American Century International
Growth Portfolio of the  Registrant  under the Investment  Management  Agreement for such  Portfolio, reference is made to Section
13 of the form of Investment Management Agreement incorporated by reference herein.

         With respect to the Sub-Advisors'  indemnification  of the Investment  Manager and its affiliated and controlling  persons, and the Investment Manager's  indemnification of each Sub-advisor and its affiliated and controlling  persons,  reference is made to
Section 14 of the form of Sub-Advisory Agreement incorporated by reference herein.

         Insofar as  indemnification  for liability arising under the Securities Act of 1933 may be permitted to trustees,  officers and controlling persons of the Registrant pursuant to the foregoing provisions,  or otherwise,  the Registrant has been advised that in the opinion of the  Securities  and Exchange  Commission  (the  "Commission")  such  indemnification  is against public policy as expressed in the Act and is,  therefore,  unenforceable.  In the event that a claim for  indemnification  against  such  liabilities
(other  than the  payment by the  Registrant  of  expenses  incurred  or paid by a trustee,  officer  or  controlling  person of the
Registrant in the  successful  defense of any action,  suit or  proceeding)  is asserted by such  director,  officer or  controlling person in connection with the securities  being  registered,  the Registrant  will,  unless in the opinion of its counsel the matter has been settled by controlling precedent,  submit to a court of appropriate  jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16.  Exhibits

The following exhibits are incorporated by reference to the previously filed document indicated below, except Exhibits 12(A),
14(A) and 16(A):

         (1)      Copies of the charter of the Registrant as now in effect;

                  (A)      Amended and Restated Declaration of Trust of the Registrant as filed in Massachusetts on September 23,
                           1999 and previously filed with Post-Effective Amendment No. 32 to Registration Statement filed on Form
                           N-1A on October 15, 1999.

         (2)      Copies of the existing by-laws or corresponding instruments of the Registrant;

                  (A)      By-laws for the Registrant previously filed with Post-Effective Amendment No. 35 to Registration
                           Statement filed on Form N-1A on April 27, 2000.

         (3)      Copies of any voting trust agreement affecting more than five percent of any class of equity securities of the
                  Registrant;

                  Not Applicable

         (4)      Copies of the agreement of acquisition, reorganization, merger, liquidation and any amendments to it;

                  (A)        The Plan of Reorganization is included in this registration statement as Exhibit A to the
                             Prospectus/Proxy Statement.

         (5)      Copies of all instruments defining the rights of holders of the securities being registered including, where applicable, the relevant portion of the articles of incorporation or by-laws of the Registrant;

                  (A)        Articles III and VI of the Registrant's Declaration of Trust and Article 11 of the Registrant's
                  By-laws filed with Post-Effective Amendment No. 25 to Registration Statement filed on Form N-1A on March 2, 1998.

         (6)      Copies of all investment advisory contracts relating to the management of the assets of the Registrant;

(A)      Investment Management Agreement between Registrant and American Skandia Investment Services, Incorporated for the AST
                           American Century International Growth Portfolio was previously filed with Post-Effective Amendment No.
                           20 to Registration Statement filed on Form N-1A on December 24, 1996.

                  (B)      Investment Management Agreement between Registrant and American Skandia Investment Services,
                           Incorporated for the AST American Century International Growth Portfolio II was previously filed with
                           Post-Effective Amendment No. 35 to Registration Statement filed on Form N-1A on April 27, 2000.

                  (C)      Sub-Advisory Agreement between American Skandia Investment Services, Incorporated and American Century
                           Investment Management, Inc. for the AST American Century International Growth Portfolio was previously filed with Post-Effective Amendment No. 36 to Registration Statement filed on Form N-1A on July 28, 2000.

                  (D)      Sub-Advisory Agreement between American Skandia Investment Services, Incorporated and American Century
                           Investment Management, Inc. for the AST American Century International Growth Portfolio II was
                           previously filed with Post-Effective Amendment No. 35 to Registration Statement filed on Form N-1A on
                           April 27, 2000.

         (7)      Copies of each underwriting or distribution contract between the Registrant and a principal underwriter, and specimens or copies of all agreements between principal underwriters and dealers;

                  (A)      Sales Agreement between Registrant and American Skandia Life Assurance Corporation was previously filed with Post-Effective Amendment No. 25 to Registration Statement filed on Form N-1A on March 2, 1998.

         (8)      Copies of all bonus, profit sharing, pension, or other similar contracts or arrangements wholly or partly for the benefit of trustees or officers of the Registrant in their capacity as such. Furnish a reasonably detailed description of any plan that is not set forth in a formal document;

                  Not Applicable

         (9)      Copies of all custodian agreements and depository contracts under Section 17(f) of the 1940 Act for securities and similar investments of the Registrant, including the schedule of remuneration;

(A)      Amended and Restated Custody Agreement between Registrant and Morgan Stanley Trust Company was previously filed with
                           Post-Effective Amendment No. 27 to Registration Statement filed on Form N-1A on October 16, 1998.

(B)      Foreign Custody Manager Delegation Amendment was previously filed with Post-Effective Amendment No. 27 to Registration
                           Statement filed on Form N-1A on October 16, 1998.

(C)      Amended Custodian Agreement between Registrant and Provident National Bank was previously filed with Post-Effective
                           Amendment No. 25 to Registration Statement filed on Form N-1A on March 2, 1998.

(D)      Amendment to Custodian Services Agreement between Registrant and PNC Bank, N.A. was previously filed with Post-Effective
                           Amendment No. 27 to Registration Statement filed on Form N-1A on October 16, 1998.

(E)      Amendment to Custodian Services Agreement between Registrant and PFPC Trust Company previously filed with Post-Effective
                           Amendment No. 35 to Registration Statement filed on Form N-1A on April 27, 2000.

(F)      Amended Transfer Agency Agreement between Registrant and Provident Financial Processing Corporation was previously filed with Post-Effective Amendment No. 25 to Registration Statement filed on Form N-1A on March 2, 1998.

         (10)     Copies of any plan entered into by Registrant pursuant to Rule 12b-1 under the 1940 Act and any agreements with any person relating to implementation of the plan, and copies of any plan entered into by Registrant pursuant to
                  Rule 18f-3 under the 1940 Act, any agreement with any person relating to implementation of the plan, any amendment to the plan, and a copy of the portion of the minutes of the meeting of the Registrant's trustees describing any action taken to revoke the plan;

                  (A)        Form of Rule 12b-1 plan previously filed with Post-Effective Amendment No. 35 to Registration
                             Statement filed on Form N-1A on April 27, 2000.

         (11)     An opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid and nonassessable;

                  (A)      Opinion and consent of counsel was previously filed with Post-Effective Amendment No. 38 to Registration
                           Statement filed on Form N-1A on February 15, 2001.

         (12)     An opinion, and consent to their use, of counsel or, in lieu of an opinion, a copy of the revenue ruling from the
                  Internal Revenue Service, supporting the tax matters and consequences to shareholders discussed in the prospectus;

                  (A)      Form of Opinion and Consent of Counsel Supporting Tax Matters and Consequences to Shareholders was previously filed on Form N-14 on July 6, 2001.

         (13)     Copies of all material contracts of the Registrant not made in the ordinary course of business which are to be performed in whole or in part on or after the date of filing the registration statement;

(A)      Amended Administration Agreement between Registrant and Provident Financial Processing Corporation was previously filed with Post-Effective Amendment No. 25 to Registration Statement filed on Form N-1A on March 2, 1998.

(B)      Service Agreement between American Skandia Investment Services, Incorporated and Kemper Investors Life Insurance Company
                           was previously filed with Post-Effective Amendment No. 21 to Registration Statement filed on Form N-1A on February 27, 1997.

         (14)     Copies of any other opinions, appraisals, or rulings, and consents to their use, relied on in preparing the registration statement and required by Section 7 of the 1933 Act;

                  (A) Consent of independent auditors is filed herewith as Exhibit No. 14(A).

         (15)     all financial statements omitted pursuant to Items 14(a)(1);

                  Not Applicable

         (16)     Manually signed copies of any power of attorney pursuant to which the name of any person has been signed to the registration statement; and

                  (A)       Powers of Attorney were previously filed on Form N-14 on July 6, 2001.

         (17)     Any additional exhibits which the registrant may wish to file.

                  Not Applicable

Item 17.  Undertakings

                  (a)      The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

                  (b)      The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                                             SIGNATURES
                                                             ----------

As required by the Securities Act of 1933, this registration  statement has been signed on behalf of the Registrant,  in the City of
Shelton and State of Connecticut, on the 12th day of July, 2001.
                                                                       American Skandia Trust
                                                                       ----------------------
                                                                       (Registrant)

                                                                       By:
                                                                           /s/ Edward P. Macdonald
                                                                           Edward P. Macdonald
                                                                           Secretary

         As required by the Securities Act of 1933, this  Registration  Statement has been signed below by the following  persons in the capacities and on the dates indicated.

Signature                                            Title                              Date
---------                                            -----                              ----

Jan R. Carendi*                             President (Principal
--------------                                                                          7/12/01
Jan R. Carendi                              Executive Officer)
                                            and Trustee

/s/Richard G. Davy, Jr.                     Treasurer (Chief                            7/12/01
Richard G. Davy, Jr.                        Financial and Accounting
                                            Officer)

David E. A. Carson*                         Trustee
------------------                                                                      7/12/01
David E. A. Carson

Julian A. Lerner*                           Trustee
-----------------                                                                       7/12/01
Julian A. Lerner

Thomas M. Mazzaferro*                       Trustee                                     7/12/01
--------------------
Thomas M. Mazzaferrro

Thomas M. O'Brien*                          Trustee                                     7/12/01
-----------------
Thomas M. O'Brien

John A. Pileski*                            Trustee
---------------                                                                         7/12/01
John A. Pileski

F. Don Schwartz*                            Trustee
---------------                                                                         7/12/01
F. Don Schwartz

                                            *By:
                                                  /s/ Edward P. Macdonald
                                                  Edward P. Macdonald

                                          *Pursuant to Powers of Attorney filed herewith.

                                                       AMERICAN SKANDIA TRUST
                                                REGISTRATION STATEMENT ON FORM N-14
                                                           EXHIBIT INDEX

EXHIBIT NO.                       DESCRIPTION
-----------                       -----------

(14)(A)                           Consent of Auditors, Deloitte & Touche LLP